| 1
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
SERIES E (TOTAL RETURN BOND SERIES)
March 31, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 0 .0%
COMMUNICATIONS - 0 .0%
LuxCo 3 SARL
905 $ 15,061
FINANCIAL - 0 .0%
Pershing Square Tontine
Holdings, Ltd. — Class A*
,a,b
76,590 8
Total Common Stocks
(Cost $13,840) 15,069
PREFERRED STOCKS - 2 .1%
FINANCIAL - 1 .9%
Citigroup, Inc.
6.75% 300,000 299,865
6.88% 250,000 251,765
6.63% 100,000 100,075
6.25% 2,400 59,160
Wells Fargo & Co.
6.13% 500,000 501,882
6.85% 100,000 103,661
Goldman Sachs Group, Inc.
6.85% 212,000 216,094
3.80% 150,000 149,206
7.50% 100,000 104,764
Bank of New York Mellon Corp.
3.75% 400,000 391,015
5.95% 50,000 50,012
Bank of America Corp.
6.25% 325,000 326,957
4.38% 70,000 69,150
JPMorgan Chase & Co.
3.65% 250,000 248,853
6.50% 110,000 112,875
Charles Schwab Corp.
4.00% 200,000 185,007
Corebridge Financial, Inc.
6.88% 113,000 115,144
CNO Financial Group, Inc.
5.13% due 11/25/60 6,000 107,820
State Street Corp.
6.45% 100,000 101,460
American National Group, Inc.
7.38% 4,000 94,400
Selective Insurance Group, Inc.
4.60% 4,000 63,280
First Republic Bank
4.25%* 16,525 3
4.50%*
,a
675 —
Total Financial 3,652,448
UTILITIES - 0 .1%
NextEra Energy Capital
Holdings, Inc.
6.50% due 04/15/86 4,750 118,560
6.50% due 06/01/85 2,100 52,101
Total Utilities 170,661
A
A
A SHARES VALUE
PREFERRED STOCKS - 2.1% (continued)
ENERGY - 0 .1%
Venture Global LNG, Inc.
9.00%
c
150,000 $ 149,407
Total Preferred Stocks
(Cost $4,488,977) 3,972,516
WARRANTS - 0 .0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26* 684 2
Pershing Square SPARC
Holdings, Ltd.
Expiring 12/31/49*
,a,b
23,402 2
Pershing Square Tontine
Holdings, Ltd.
Expiring 07/24/27*
,a,b
8,510 1
Total Warrants
(Cost $1,584) 5
MUTUAL FUNDS - 16 .7%
Guggenheim Variable
Insurance Strategy Fund III
— Institutional Shares
d
1,286,717 31,859,124
Total Mutual Funds
(Cost $31,992,190) 31,859,124
MONEY MARKET FUNDS
e
- 1 .3%
Dreyfus Treasury Securities
Cash Management Fund —
Institutional Shares, 3.53%
f
2,317,872 2,317,872
Dreyfus Treasury Obligations
Cash Management Fund —
Institutional Shares, 3.54%
f
94,434 94,434
Total Money Market Funds
(Cost $2,412,306) 2,412,306
FACE
AMOUNT
~
COLLATERALIZED MORTGAGE OBLIGATIONS - 42 .8%
GOVERNMENT AGENCY - 30 .1%
Uniform MBS 30 Year
5.00% due 06/01/56 17,037,000 16,765,368
3.00% due 05/01/56 12,485,000 10,954,316
5.50% due 06/01/56 5,820,000 5,832,029
2.50% due 05/01/56 4,210,000 3,537,551
2.00% due 05/01/56 1,210,000 974,003
Freddie Mac
5.50% due 02/01/56 1,547,677 1,555,644
5.50% due 09/01/53
g
826,402 841,999
6.00% due 08/01/54 642,109 665,197
5.00% due 11/25/51 600,033 600,435
5.50% due 09/01/54 587,587 598,601
6.00% due 09/01/54 545,717 564,476
5.50% due 04/01/55 395,419 398,119
5.00% due 10/25/51 296,506 297,224
5.50% due 06/01/53 198,780 202,435
5.00% due 02/25/52 121,266 121,458
Ginnie Mae
5.00% due 06/20/56 5,123,370 5,055,473
5.25% due 03/20/52 302,510 304,677
5.00% due 01/20/55 169,463 168,522

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES E (TOTAL RETURN BOND SERIES)
March 31, 2026
2 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 42.8% (continued)
GOVERNMENT AGENCY - 30.1% (continued)
Fannie Mae
5.50% due 09/01/54 965,490 $ 982,542
6.00% due 09/01/54 914,966 946,694
5.00% due 01/25/53 639,266 637,924
5.50% due 05/01/55 578,142 582,149
5.00% due 10/25/51 398,319 398,889
5.50% due 04/01/55 387,191 389,824
5.00% due 02/25/54 362,386 360,563
5.00% due 11/25/53 295,273 295,767
Uniform MBS 15 Year
4.50% due 05/01/41 2,400,429 2,381,076
4.50% due 06/01/41 889,571 881,739
Fannie Mae-Aces
1.49% (WAC) due 03/25/35
◊,h
2,472,646 188,308
Total Government Agency 57,483,002
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 10 .9%
NLT Trust
2026-NQM1, 6.61% due
02/25/71
c
1,350,000 1,411,416
2025-NQM1, 7.46% (WAC)
due 10/25/70
◊,c
1,184,392 1,237,471
FIGRE Trust
2025-PF2, 5.22% (WAC) due
10/25/55
◊,c
582,518 576,530
2025-HE6, 5.14% (WAC) due
09/25/55
◊,c
322,224 319,174
2024-HE3, 6.13% (WAC) due
07/25/54
◊,c
256,072 259,490
2024-HE2, 6.38% (WAC) due
05/25/54
◊,c
183,859 187,513
2025-HE1, 5.83% (WAC) due
01/25/55
◊,c
152,355 153,310
2026-HE2, 5.25% (WAC) due
01/25/56
◊,c
150,000 148,423
2025-HE8, 5.21% (WAC) due
11/25/55
◊,c
137,605 136,742
2024-HE4, 5.06% (WAC) due
09/25/54
◊,c
68,213 68,242
2024-HE1, 6.17% (WAC) due
03/25/54
◊,c
60,262 61,271
OBX Trust
2025-NQM16, 5.21% due
08/25/65
c,i
419,192 416,720
2024-NQM11, 6.13% due
06/25/64
c,i
296,912 299,216
2024-NQM3, 6.43% due
12/25/63
c,i
265,500 266,536
2024-NQM13, 5.37% due
06/25/64
c,i
149,033 148,871
2024-NQM2, 6.18% due
12/25/63
c,i
132,844 133,223
2024-NQM5, 6.29% due
01/25/64
c,i
124,916 125,603
2024-NQM6, 6.85% due
02/25/64
c,i
80,571 81,318
2024-NQM9, 6.44% due
01/25/64
c,i
59,517 59,945
2024-NQM8, 6.59% due
05/25/64
c,i
55,349 55,793
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 42.8% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 10.9%
(continued)
NYMT Loan Trust
2025-INV2, 5.46% due
10/25/60
c,i
981,107 $ 977,284
PRPM LLC
2025-7, 5.50% due 08/25/30
c,i
364,392 363,183
2025-8, 5.39% due 10/25/30
c,i
320,455 319,008
2025-6, 5.77% due 08/25/28
c,i
224,437 223,955
Morgan Stanley Residential
Mortgage Loan Trust
2025-SPL1, 4.25% due
02/25/65
c,i
433,692 419,488
2025-NQM9, 5.22% due
09/25/70
c,i
279,744 278,234
Angel Oak Mortgage Trust
2024-2, 6.25% due 01/25/69
c,i
335,726 336,801
2025-12, 5.34% due
12/25/70
c,i
192,058 191,000
2023-1, 4.75% due 09/26/67
c,i
144,185 143,584
GCAT Trust
2023-NQM3, 6.89% due
08/25/68
c,i
273,350 275,001
2025-NQM4, 5.73% due
06/25/70
c,i
213,731 214,207
2025-INV3, 6.00% (WAC) due
08/25/55
◊,c
166,623 168,246
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due
02/25/52
◊,c
485,769 454,710
2021-13, 2.50% (WAC) due
04/25/52
◊,c
212,663 199,980
Ameriquest Mortgage Securities
Trust
2006-M3, 3.95% (1 Month
Term SOFR + 0.27%, Rate
Floor: 0.16%) due 10/25/36
◊
1,916,046 576,560
Legacy Mortgage Asset Trust
2021-GS3, 5.75% due
07/25/61
c
290,564 290,657
2021-GS5, 6.25% due
07/25/67
c
276,880 277,078
RCKT Mortgage Trust
2025-CES8, 5.25% (WAC)
due 08/25/55
◊,c
429,981 429,137
2024-CES4, 6.15% due
06/25/44
c,i
118,313 119,125
Towd Point Mortgage Trust
2025-FIX1, 5.16% due
09/25/65
c,i
300,000 295,600
2025-CES4, 5.46% due
10/25/65
c,i
250,000 249,434
Easy Street Mortgage Loan
Trust
2025-RTL2, 5.61% due
10/25/40
c,i
500,000 500,527
Starwood Mortgage Residential
Trust
2020-1, 2.41% (WAC) due
02/25/50
◊,c
496,630 478,023

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES E (TOTAL RETURN BOND SERIES)
March 31, 2026
| 3
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 42.8% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 10.9%
(continued)
LHOME Mortgage Trust
2025-RTL3, 5.24% due
08/25/40
c,i
250,000 $ 249,522
2024-RTL5, 5.32% due
09/25/39
c,i
200,000 200,003
HOMES Trust
2025-AFC3, 5.34% due
08/25/60
c,i
448,779 447,439
Archwest Mortgage Trust
2025-RTL1, 5.20% due
10/25/40
c,i
400,000 399,139
Securitized Asset-Backed
Receivables LLC Trust
2007-BR2, 4.15% (1 Month
Term SOFR + 0.47%,
Rate Floor: 0.36%) due
02/25/37
◊,c
448,794 396,321
PMT Loan Trust
2025-INV8, 6.00% (WAC) due
07/25/56
◊,c
367,839 372,535
Home Equity Loan Trust
2007-FRE1, 3.98% (1 Month
Term SOFR + 0.30%, Rate
Floor: 0.19%) due 04/25/37
◊
349,562 333,381
Master Asset-Backed Securities
Trust
2006-WMC4, 4.09% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 10/25/36
◊
1,042,207 330,167
BRAVO Residential Funding
Trust
2023-NQM2, 4.50% due
05/25/62
c,i
185,439 183,839
2024-NQM1, 6.40% due
12/01/63
c,i
131,549 132,057
Provident Funding Mortgage
Trust
2026-1, 5.00% (WAC) due
01/25/56
◊,c
196,716 194,039
2025-4, 5.50% (WAC) due
09/25/55
◊,c
121,382 121,507
OSAT Trust
2021-RPL1, 6.12% due
05/25/65
c
304,489 304,660
First Franklin Mortgage Loan
Trust
2006-FF16, 4.21% (1 Month
Term SOFR + 0.53%, Rate
Floor: 0.42%) due 12/25/36
◊
763,877 296,775
CSMC Trust
2021-RPL4, 4.15% (WAC)
due 12/27/60
◊,c
276,355 275,383
New Residential Mortgage Loan
Trust
2024-NQM2, 5.42% due
09/25/64
c
193,428 192,347
2025-NQM3, 5.53% (WAC)
due 05/25/65
◊,c
78,791 79,174
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 42.8% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 10.9%
(continued)
HarborView Mortgage Loan
Trust
2006-14, 4.09% (1 Month
Term SOFR + 0.41%, Rate
Floor: 0.30%) due 01/25/47
◊
261,789 $ 249,757
Saluds Grade Alternative
Mortgage Trust
2025-RRTL1, 5.32% due
10/25/40
c,i
250,000 248,854
American Home Mortgage
Investment Trust
2007-1, 2.08% due 05/25/47
h
1,546,082 237,315
Saluda Grade Alternative
Mortgage Trust
2025-LOC4, 5.41% (30 Day
Average SOFR + 1.75%)
due 06/25/55
◊,c
124,592 125,023
2023-FIG4, 6.72% (WAC) due
11/25/53
◊,c
90,451 92,896
EFMT
2025-CES4, 5.43% due
06/25/60
c,i
206,428 206,742
NovaStar Mortgage Funding
Trust
2007-2, 3.99% (1 Month Term
SOFR + 0.31%, Rate Floor:
0.20%) due 09/25/37
◊
195,234 193,423
Cross Mortgage Trust
2025-H6, 5.54% due
07/25/70
c,i
171,333 171,266
CAFL Issuer, LP
2025-RRTL2, 5.18% due
11/28/40
c,i
150,000 149,724
Vista Point Securitization Trust
2024-CES3, 5.68% due
01/25/55
c,i
145,707 146,176
Washington Mutual Mortgage
Pass-Through Certificates
WMALT Series Trust
2006-AR9, 4.70% (1 Year
CMT Rate + 0.84%, Rate
Floor: 0.84%) due 11/25/46
◊
162,620 142,052
Imperial Fund Mortgage Trust
2022-NQM2, 4.20% (WAC)
due 03/25/67
◊,c
140,349 132,225
Mill City Securities Ltd.
2024-RS2, 3.00% due
08/01/69
c,i
135,651 128,663
ACHM Trust
2025-HE3, 5.20% (WAC) due
11/25/55
◊,c
95,050 94,274
Sequoia Mortgage Trust
2024-5, 6.00% (WAC) due
06/25/54
◊,c
43,946 44,053
LSTAR Securities Investment
Ltd.
2024-1, 7.77% (30 Day
Average SOFR + 4.10%,
Rate Floor: 3.10%) due
01/01/29
◊,c
43,206 43,128

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES E (TOTAL RETURN BOND SERIES)
March 31, 2026
4 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 42.8% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 10.9%
(continued)
Morgan Stanley Re-REMIC
Trust
2010-R5, 7.07% due
06/26/36
a,c
19,898 $ 20,054
Total Residential Mortgage-Backed Securities 20,861,542
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0 .9%
BX Trust
2025-VOLT, 5.37% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
12/15/44
◊,c
350,000 348,906
2024-VLT4, 5.81% (1 Month
Term SOFR + 2.14%,
Rate Floor: 2.14%) due
06/15/41
◊,c
150,000 148,828
2024-VLT4, 5.61% (1 Month
Term SOFR + 1.94%,
Rate Floor: 1.94%) due
06/15/41
◊,c
100,000 99,375
BX Commercial Mortgage Trust
2022-LP2, 5.63% (1 Month
Term SOFR + 1.96%,
Rate Floor: 1.96%) due
02/15/39
◊,c
350,000 349,781
2024-AIRC, 5.81% (1 Month
Term SOFR + 2.14%,
Rate Floor: 2.14%) due
08/15/41
◊,c
173,450 173,613
RWC Commercial Mortgage
Trust
2025-1, 5.26% due 06/25/40
c
200,000 198,855
GS Mortgage Securities Trust
2020-GC45, 0.61% (WAC)
due 02/13/53
◊,h
9,228,077 173,504
Life Mortgage Trust
2021-BMR, 6.14% (1 Month
Term SOFR + 2.46%,
Rate Floor: 2.35%) due
03/15/38
◊,c
175,000 154,473
Total Commercial Mortgage-Backed Securities 1,647,335
MILITARY HOUSING - 0 .9%
GMAC Commercial Mortgage
Asset Corp.
2007-HCKM, 6.11% due
08/10/52
a,c
884,645 849,117
Freddie Mac Military Housing
Bonds Resecuritization Trust
Certificates
2015-R1, 4.65% (WAC) due
11/25/55
◊,c
866,683 756,001
Total Military Housing 1,605,118
Total Collateralized Mortgage Obligations
(Cost $83,375,169) 81,596,997
CORPORATE BONDS - 23 .6%
FINANCIAL - 11 .5%
Pershing Square Holdings Ltd.
3.25% due 10/01/31
c
1,000,000 897,696
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.6% (continued)
FINANCIAL - 11.5% (continued)
BPCE S.A.
7.00% due 10/19/34
c,j
250,000 $ 273,220
5.39% due 05/28/31
c,j
250,000 253,368
GLP Capital, LP / GLP
Financing II, Inc.
4.00% due 01/15/31 280,000 264,762
5.30% due 01/15/29 250,000 252,168
Credit Agricole S.A.
5.22% due 05/27/31
c,j
250,000 253,037
5.26% due 01/12/37
c,j
250,000 244,565
Nippon Life Insurance Co.
2.75% due 01/21/51
c,j
350,000 308,206
2.90% due 09/16/51
c,j
200,000 175,086
Wilton RE Ltd.
6.00%
c,j,k
497,000 476,786
Macquarie Bank Ltd.
5.64% due 08/13/36
c,j
275,000 273,498
3.62% due 06/03/30
c
200,000 189,787
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31 250,000 232,775
5.63% due 08/16/32 100,000 102,587
5.75% due 05/20/35 100,000 102,486
Societe Generale S.A.
2.89% due 06/09/32
c,j
250,000 224,232
5.40% due 04/10/37
c,j
200,000 193,485
Host Hotels & Resorts, LP
3.50% due 09/15/30 395,000 371,312
2.90% due 12/15/31 50,000 44,451
Brookfield Finance, Inc.
3.50% due 03/30/51 280,000 186,047
5.68% due 01/15/35 100,000 100,861
5.33% due 01/15/36 75,000 73,434
4.70% due 09/20/47 50,000 41,533
Allianz SE
6.55%
c,j,k
400,000 400,746
Fort Moore Family Communities
LLC
6.09% due 01/15/51
c
442,646 397,384
Maple Grove Funding Trust I
4.16% due 08/15/51
c
500,000 360,594
Blue Owl Capital GP LLC
7.21% due 08/22/43
a
350,000 359,629
Liberty Mutual Group, Inc.
4.30% due 02/01/61
c
554,000 345,296
First American Financial Corp.
4.00% due 05/15/30 360,000 343,320
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
3.88% due 03/01/31
c
350,000 322,972
TPG Operating Group II, LP
5.88% due 03/05/34 194,000 196,739
5.38% due 01/15/36 61,000 58,993
4.88% due 05/15/31 50,000 49,039
Meiji Yasuda Life Insurance Co.
6.10% due 06/11/55
c,j
300,000 300,274

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES E (TOTAL RETURN BOND SERIES)
March 31, 2026
| 5
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.6% (continued)
FINANCIAL - 11.5% (continued)
American National Global
Funding
5.25% due 06/03/30
c
300,000 $ 298,777
Global Atlantic Fin Co.
7.25% due 03/01/56
c,j
280,000 263,917
7.95% due 10/15/54
c,j
25,000 24,072
United Wholesale Mortgage
LLC
5.50% due 04/15/29
c
300,000 280,796
Nationwide Mutual Insurance
Co.
4.35% due 04/30/50
c
370,000 280,093
Citadel Securities Global
Holdings LLC
6.20% due 06/18/35
c
250,000 255,768
MetLife, Inc.
6.35% due 03/15/55
j
150,000 152,213
5.85% due 03/15/56
j
100,000 98,149
MidCap Funding XLVI Trust
6.17% (1 Month Term SOFR
+ 2.50%) (WAC) due
04/15/28
◊,a
250,000 250,000
BNP Paribas S.A.
4.92% due 01/15/34
c,j
250,000 244,455
AmFam Holdings, Inc.
2.81% due 03/11/31
c
200,000 175,437
3.83% due 03/11/51
c
100,000 68,448
FS KKR Capital Corp.
3.25% due 07/15/27 200,000 192,130
2.63% due 01/15/27 51,000 49,495
Goldman Sachs Group, Inc.
5.39% due 02/02/41
j
250,000 241,538
Jefferies Finance LLC / JFIN
Co.-Issuer Corp.
5.00% due 08/15/28
c
250,000 232,965
Insured Lending 1 Ltd.
6.50% due 02/04/32
a,c
EUR 200,000 231,140
Capital One Financial Corp.
6.38% due 06/08/34
j
150,000 158,079
5.20% due 09/11/36
j
75,000 72,707
Stewart Information Services
Corp.
3.60% due 11/15/31 250,000 221,018
Jefferies Financial Group, Inc.
6.20% due 04/14/34 133,000 135,635
5.50% due 02/15/36 70,000 67,186
6.25% due 01/15/36 17,000 17,233
Westpac Banking Corp.
3.02% due 11/18/36
j
150,000 134,184
3.13% due 11/18/41 73,000 53,624
2.67% due 11/15/35
j
27,000 24,252
American National Group, Inc.
6.00% due 07/15/35 141,000 137,459
7.00% due 12/01/55
j
75,000 71,124
Equitable Holdings, Inc.
6.70% due 03/28/55
j
202,000 203,857
Nationwide Building Society
5.54% due 07/14/36
c,j
200,000 200,565
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.6% (continued)
FINANCIAL - 11.5% (continued)
EQT AB
5.85% due 05/08/35
c
200,000 $ 200,442
Reinsurance Group of America,
Inc.
5.75% due 09/15/34 100,000 101,582
6.65% due 09/15/55
j
50,000 49,777
6.38% due 09/15/56
j
50,000 48,330
Encore Capital Group, Inc.
6.63% due 04/15/31
c
200,000 199,000
Sumitomo Mitsui Financial
Group, Inc.
5.05% due 01/15/37
j
200,000 196,690
Sumitomo Life Insurance Co.
5.88% due 09/10/55
c,j
200,000 195,686
Barclays plc
4.52% due 02/24/32
j
200,000 195,619
Avilease Capital Ltd.
4.75% due 11/12/30
c
200,000 194,628
Santander UK Group Holdings
plc
5.14% due 09/22/36
j
200,000 193,133
Carlyle Group, Inc.
5.05% due 09/19/35 200,000 192,969
Blue Owl GP Stakes IV
Financing Spv A LLC
5.38% due 10/30/32
a
200,000 192,521
Trustage Financial Group, Inc.
4.63% due 04/15/32
c
200,000 191,176
Hunt Companies, Inc.
5.25% due 04/15/29
c
200,000 187,623
Farmers Insurance Exchange
7.00% due 10/15/64
c,j
180,000 179,904
Blue Owl IV SR SEC A
5.94% due 08/22/45
a
182,000 177,636
Americo Life, Inc.
3.45% due 04/15/31
c
200,000 176,305
CNO Financial Group, Inc.
6.45% due 06/15/34 170,000 175,417
Lazard Group LLC
5.63% due 08/01/35 175,000 174,624
Dyal Capital Partners III (A), LP
6.55% due 06/15/44
a
168,000 168,702
Sherwood Financing plc
7.65% (3 Month EURIBOR +
5.50%) due 12/15/29
◊
EUR 150,000 168,125
Jane Street Group / JSG
Finance, Inc.
7.13% due 04/30/31
c
160,000 164,473
Blue Owl IV SR SEC B
5.94% due 08/22/45
a
168,000 163,971
LPL Holdings, Inc.
6.00% due 05/20/34 160,000 163,192
Grand River Funding Trust II
7.28% due 02/15/56
c
150,000 156,900
Morgan Stanley
5.31% due 01/18/41
j
80,000 77,226

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES E (TOTAL RETURN BOND SERIES)
March 31, 2026
6 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.6% (continued)
FINANCIAL - 11.5% (continued)
5.94% due 02/07/39
j
75,000 $ 76,669
Ascot Group Ltd.
6.35% due 06/15/35
c,j
150,000 153,057
Belrose Funding Trust II
6.79% due 05/15/55
c
150,000 150,237
Apollo Global Management, Inc.
5.70% due 03/30/36 150,000 150,133
Beacon Funding Trust
6.27% due 08/15/54
c
150,000 148,236
Pacific Beacon LLC
5.51% due 07/15/36
c
150,000 147,635
GA Global Funding Trust
4.50% due 09/18/30
c
150,000 144,383
PartnerRe Finance B LLC
4.50% due 10/01/50
j
140,000 134,027
Dyal Capital Partners III (B), LP
6.55% due 06/15/44
a
132,000 132,542
KKR Group Finance Co. VIII
LLC
3.50% due 08/25/50
c
190,000 125,576
Gabx Leasing LLC
5.30% due 04/15/36
c
125,000 122,700
RLI Corp.
5.38% due 06/01/36 125,000 120,324
RGA Global Funding
5.00% due 08/25/32
c
120,000 118,704
Prudential Financial, Inc.
3.70% due 10/01/50
j
130,000 118,097
Loews Corp.
4.94% due 04/01/36 120,000 117,433
Safehold GL Holdings LLC
6.10% due 04/01/34 87,000 91,419
5.65% due 01/15/35 23,000 23,261
Enstar Group Ltd.
7.50% due 04/01/45
c,j
100,000 102,765
VFH Parent LLC / Valor Co.-
Issuer, Inc.
7.50% due 06/15/31
c
100,000 102,751
Fortitude Group Holdings LLC
6.25% due 04/01/30
c
100,000 101,836
Grand River Funding Trust I
6.31% due 02/15/36
c
100,000 100,884
Henneman Trust
6.58% due 05/15/55
c
100,000 100,469
CoStar Group, Inc.
2.80% due 07/15/30
c
111,000 100,376
Alexandria Real Estate Equities,
Inc.
5.25% due 03/15/36 100,000 97,658
Prologis Targeted US Logistics
Fund, LP
4.63% due 03/15/33
c
100,000 97,247
OneMain Finance Corp.
6.75% due 09/15/33 100,000 95,885
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.6% (continued)
FINANCIAL - 11.5% (continued)
Aretec Group, Inc.
10.00% due 08/15/30
c
90,000 $ 95,595
CrossCountry Intermediate
HoldCo LLC
6.75% due 12/01/32
c
100,000 94,095
Nassau Companies of New York
7.88% due 07/15/30
c
100,000 91,347
UWM Holdings LLC
6.25% due 03/15/31
c
100,000 91,069
OneAmerica Financial Partners,
Inc.
4.25% due 10/15/50
c
113,000 83,476
Apollo Management Holdings,
LP
2.65% due 06/05/30
c
90,000 82,584
Assured Guaranty US Holdings,
Inc.
3.60% due 09/15/51 100,000 67,514
Globe Life, Inc.
5.85% due 09/15/34 65,000 66,965
Penn Mutual Life Insurance Co.
3.80% due 04/29/61
c
100,000 66,108
American Express Co.
5.41% due 02/08/41
j
60,000 59,536
Rocket Companies, Inc.
6.38% due 08/01/33
c
50,000 50,537
Mutual of Omaha Insurance Co.
6.14% due 01/16/64
c,j
50,000 50,417
Symetra Life Insurance Co.
6.55% due 10/01/55
c
50,000 50,098
Citigroup, Inc.
6.50%
j,k
50,000 49,879
Western & Southern Life
Insurance Co.
3.75% due 04/28/61
c
68,000 45,546
Cushman & Wakefield US
Borrower LLC
6.75% due 05/15/28
c
35,000 35,050
Brookfield Finance LLC /
Brookfield Finance, Inc.
3.45% due 04/15/50 50,000 32,866
Total Financial 21,879,321
ENERGY - 2 .9%
BP Capital Markets plc
4.88%
j,k
436,000 430,425
6.13%
j,k
75,000 75,648
Plains All American Pipeline, LP
/ PAA Finance Corp.
5.70% due 09/15/34 250,000 255,366
5.60% due 01/15/36 200,000 200,648
Targa Resources Corp.
5.50% due 02/15/35 300,000 302,668
6.05% due 05/15/56 75,000 72,509
5.55% due 08/15/35 70,000 70,598
MPLX, LP
5.95% due 04/01/55 150,000 142,832
5.40% due 09/15/35 125,000 124,441

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES E (TOTAL RETURN BOND SERIES)
March 31, 2026
| 7
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.6% (continued)
ENERGY - 2.9% (continued)
6.20% due 09/15/55 125,000 $ 123,366
5.65% due 03/01/53 50,000 45,673
ONEOK, Inc.
6.25% due 10/15/55 275,000 269,597
5.65% due 09/01/34 100,000 101,724
7.15% due 01/15/51 50,000 53,919
Greensaif Pipelines Bidco SARL
6.13% due 02/23/38
c
200,000 202,301
6.10% due 08/23/42
c
200,000 198,802
Venture Global LNG, Inc.
9.50% due 02/01/29
c
200,000 216,259
9.88% due 02/01/32
c
100,000 107,399
Galaxy Pipeline Assets Bidco
Ltd.
3.25% due 09/30/40
c
328,000 251,924
ITT Holdings LLC
6.50% due 08/01/29
c
248,000 241,140
Cheniere Energy Partners, LP
5.75% due 08/15/34 150,000 154,503
5.55% due 10/30/35 50,000 50,918
Sunoco, LP
7.25% due 05/01/32
c
100,000 103,467
4.63% due 05/01/30
c
100,000 96,237
Venture Global Calcasieu Pass
LLC
4.13% due 08/15/31
c
200,000 185,521
Gulfstream Natural Gas System
LLC
5.60% due 07/23/35
c
175,000 177,205
Viper Energy Partners LLC
5.70% due 08/01/35 175,000 176,367
HF Sinclair Corp.
5.50% due 09/01/32 175,000 175,399
Occidental Petroleum Corp.
5.38% due 01/01/32 150,000 152,247
Energy Transfer, LP
5.95% due 05/15/54 100,000 93,768
7.38% due 02/01/31
c
50,000 51,861
Midwest Connector Capital Co.
LLC
4.63% due 04/01/29
c
110,000 109,433
Whistler Pipeline LLC
5.95% due 09/30/34
c
100,000 102,460
NuStar Logistics, LP
5.63% due 04/28/27 100,000 100,184
Baker Hughes Holdings LLC /
Baker Hughes Co.-Obligor,
Inc.
5.85% due 06/15/56 100,000 97,854
CVR Energy, Inc.
7.50% due 02/15/31
c
90,000 90,672
Phillips 66 Co.
6.20% due 03/15/56
j
75,000 74,663
Venture Global Plaquemines
LNG LLC
6.50% due 06/15/34
c
25,000 26,024
Total Energy 5,506,022
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.6% (continued)
COMMUNICATIONS - 1 .6%
Rogers Communications, Inc.
6.88% due 07/31/56
j
175,000 $ 175,671
4.55% due 03/15/52 159,000 125,585
7.13% due 04/15/55
j
50,000 51,164
TELUS Corp.
6.38% due 06/09/56
j
125,000 123,748
7.00% due 10/15/55
j
75,000 76,564
6.63% due 10/15/55
j
75,000 75,027
6.63% due 06/09/56
j
75,000 73,107
British Telecommunications plc
4.88% due 11/23/81
c,j
350,000 333,638
Bell Telephone Co. of Canada
or Bell Canada
7.00% due 09/15/55
j
250,000 255,880
Vodafone Group plc
4.13% due 06/04/81
j
250,000 228,828
Paramount Global
4.90% due 08/15/44 132,000 82,042
5.25% due 04/01/44 116,000 73,402
5.90% due 10/15/40 72,000 53,123
NTT Finance Corp.
5.50% due 07/16/35
c
200,000 202,846
Match Group Holdings II LLC
4.13% due 08/01/30
c
200,000 185,346
Vmed O2 UK Financing I plc
6.75% due 01/15/33
c
200,000 178,689
Sirius XM Radio LLC
4.13% due 07/01/30
c
180,000 168,539
Altice France S.A.
6.50% due 04/15/32
c
152,439 144,434
CSC Holdings LLC
4.13% due 12/01/30
c
200,000 120,018
Verizon Communications, Inc.
5.75% due 11/30/45 100,000 97,380
Cox Communications, Inc.
2.95% due 10/01/50
c
101,000 54,448
5.80% due 12/15/53
c
50,000 42,303
McGraw-Hill Education, Inc.
5.75% due 08/01/28
c
16,000 15,821
Charter Communications
Operating LLC / Charter
Communications Operating
Capital
3.90% due 06/01/52 17,000 10,822
Total Communications 2,948,425
CONSUMER, NON-CYCLICAL - 1 .5%
Smithfield Foods, Inc.
2.63% due 09/13/31
c
300,000 263,306
3.00% due 10/15/30
c
100,000 91,412
JBS NV / JBS USA Foods
Group Holdings, Inc. / JBS
USA Food Co. Holdings
3.00% due 05/15/32 200,000 177,728
4.38% due 02/02/52 100,000 76,125
5.50% due 01/15/36 75,000 75,035

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES E (TOTAL RETURN BOND SERIES)
March 31, 2026
8 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.6% (continued)
CONSUMER, NON-CYCLICAL - 1.5% (continued)
Global Payments, Inc.
5.40% due 03/15/33 90,000 $ 87,837
4.88% due 11/15/30 75,000 73,653
5.55% due 11/15/35 75,000 72,273
5.20% due 11/15/32 60,000 58,242
Altria Group, Inc.
3.70% due 02/04/51 350,000 240,924
4.45% due 05/06/50 50,000 39,066
Icon Investments Six DAC
5.85% due 05/08/29 200,000 203,923
IQVIA, Inc.
5.00% due 05/15/27
c
200,000 199,244
Triton Container International
Ltd.
3.15% due 06/15/31
c
200,000 180,840
CVS Health Corp.
6.75% due 12/10/54
j
150,000 151,881
6.20% due 09/15/55 25,000 24,763
Becle SAB de CV
2.50% due 10/14/31
c
200,000 171,762
Sysco Corp.
4.40% due 07/25/31 100,000 96,986
4.95% due 03/25/36 50,000 47,666
Humana, Inc.
6.63% due 09/15/56
j
150,000 144,148
Abbott Laboratories
5.50% due 03/15/56 125,000 122,566
Novartis Capital Corp.
5.70% due 03/18/56 100,000 100,713
DRI Healthcare, LP
5.35% due 03/24/31
a
100,000 98,720
Triton Container International
Ltd. / TAL International
Container Corp.
3.25% due 03/15/32 100,000 90,258
Central Garden & Pet Co.
4.13% due 04/30/31
c
42,000 39,133
Total Consumer, Non-cyclical 2,928,204
INDUSTRIAL - 1 .3%
GFL Environmental Holdings
US, Inc.
5.50% due 02/01/34
c
400,000 392,318
Stadco LA LLC
3.75% due 05/15/56
a
500,000 353,016
TD SYNNEX Corp.
2.65% due 08/09/31 210,000 186,346
5.30% due 10/10/35 100,000 96,882
GXO Logistics, Inc.
6.50% due 05/06/34 100,000 104,936
6.25% due 05/06/29 100,000 103,668
Flowserve Corp.
2.80% due 01/15/32 147,000 129,758
3.50% due 10/01/30 82,000 77,137
Weir Group plc
2.20% due 05/13/26
c
200,000 199,317
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.6% (continued)
INDUSTRIAL - 1.3% (continued)
WSP Global, Inc.
5.04% due 09/18/31
c
100,000 $ 99,134
5.71% due 09/18/36
c
100,000 99,100
DAE Funding LLC
4.95% due 01/15/33
c
200,000 189,627
Graphic Packaging International
LLC
6.38% due 07/15/32
c
190,000 189,104
Honeywell Aerospace, Inc.
5.62% due 03/16/46
c
90,000 88,692
Vontier Corp.
2.95% due 04/01/31 81,000 73,655
Vertiv Holdings Co.
5.80% due 03/15/56 75,000 72,093
FedEx Corp.
4.10% due 02/01/45 75,000 58,944
Norfolk Southern Corp.
4.10% due 05/15/21 40,000 26,902
Total Industrial 2,540,629
TECHNOLOGY - 1 .3%
AP Grange Holdings LLC
6.50% due 03/20/45
a
900,000 945,000
5.00% due 03/20/45
a
200,000 208,000
Foundry JV Holdco LLC
6.20% due 01/25/37
c
200,000 206,677
5.88% due 01/25/34
c
200,000 202,500
Oracle Corp.
5.20% due 09/26/35 175,000 164,149
5.95% due 09/26/55 125,000 105,159
4.80% due 09/26/32 75,000 71,426
5.88% due 09/26/45 50,000 43,137
6.10% due 09/26/65 25,000 20,730
Fair Isaac Corp.
6.00% due 05/15/33
c
190,000 186,432
Qorvo, Inc.
3.38% due 04/01/31
c
100,000 90,448
AP Grange Holdings LLC
Deferral
6.50% due 03/20/45
a
75,505 75,505
Atlassian Corp.
5.50% due 05/15/34 70,000 68,547
Salesforce, Inc.
4.90% due 09/15/31 50,000 49,929
Total Technology 2,437,639
CONSUMER, CYCLICAL - 1 .1%
Hyatt Hotels Corp.
5.40% due 12/15/35 250,000 244,867
AS Mileage Plan IP Ltd.
5.31% due 10/20/31
c
250,000 244,551
Discovery Global Holdings, Inc.
4.28% due 03/15/32 233,000 206,205
5.14% due 03/15/52 28,000 17,010
Flutter Treasury DAC
6.38% due 04/29/29
c
200,000 203,607

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES E (TOTAL RETURN BOND SERIES)
March 31, 2026
| 9
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.6% (continued)
CONSUMER, CYCLICAL - 1.1% (continued)
LG Energy Solution Ltd.
5.50% due 07/02/34
c
200,000 $ 197,768
Brightstar Lottery plc / Brightstar
Global Solutions Corp.
5.75% due 01/15/33
c
200,000 194,415
Hasbro, Inc.
6.05% due 05/14/34 150,000 156,347
Air Canada
3.88% due 08/15/26
c
150,000 149,252
Polaris, Inc.
5.60% due 03/01/31 150,000 148,656
AZ Battery Property LLC
6.73% due 02/20/46
a
100,000 99,089
Royal Caribbean Cruises Ltd.
5.25% due 02/27/38 100,000 95,132
Whirlpool Corp.
4.50% due 06/01/46 100,000 65,887
4.60% due 05/15/50 10,000 6,649
British Airways Class A Pass
Through Trust
2.90% due 03/15/35
c
78,212 71,734
Marriott International, Inc.
5.10% due 05/01/38 75,000 71,302
Total Consumer, Cyclical 2,172,471
UTILITIES - 1 .1%
NRG Energy, Inc.
2.45% due 12/02/27
c
200,000 192,653
7.00% due 03/15/33
c
100,000 108,259
Southern Co.
6.00% due 04/01/58
j
250,000 251,253
3.75% due 09/15/51
j
29,000 28,711
Sierra Pacific Power Co.
6.38% due 09/15/56
j
200,000 198,366
6.20% due 12/15/55
j
50,000 48,631
Dominion Energy, Inc.
6.20% due 02/15/56
j
200,000 198,241
AES Corp.
3.95% due 07/15/30
c
170,000 162,528
CMS Energy Corp.
6.50% due 06/01/55
j
140,000 142,525
American Electric Power Co.,
Inc.
6.05% due 03/15/56
j
70,000 69,375
5.80% due 03/15/56
j
70,000 69,147
Spire, Inc.
6.25% due 06/01/56
j
125,000 123,606
Brooklyn Union Gas Co.
6.39% due 09/15/33
c
100,000 106,472
Eversource Energy
6.35% due 08/15/56
j
100,000 98,646
PacifiCorp
7.38% due 09/15/55
j
90,000 85,999
NiSource, Inc.
5.75% due 07/15/56
j
75,000 73,859
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 23.6% (continued)
UTILITIES - 1.1% (continued)
WEC Energy Group, Inc.
5.63% due 05/15/56
j
75,000 $ 73,487
NextEra Energy Capital
Holdings, Inc.
6.38% due 08/15/55
j
67,000 68,256
Total Utilities 2,100,014
BASIC MATERIALS - 0 .4%
Alumina Pty Ltd.
6.13% due 03/15/30
c
200,000 204,079
Perimeter Holdings LLC
6.25% due 01/15/34
c
190,000 186,342
Novelis Corp.
6.38% due 08/15/33
c
125,000 122,612
Dow Chemical Co.
6.90% due 05/15/53 110,000 112,289
Arsenal AIC Parent LLC
8.00% due 10/01/30
c
100,000 104,117
Minerals Technologies, Inc.
5.00% due 07/01/28
c
90,000 88,474
Total Basic Materials 817,913
INFRASTRUCTURE - 0 .4%
QTS Corp.
5.42% due 08/21/32
a
825,000 813,460
TRANSPORTATION - 0 .4%
AITX Finco LLC
5.38% due 10/23/30
a
200,000 199,219
5.67% due 10/23/32
a
200,000 199,090
Terminal Investment Ltd.
5.63% due 07/09/32
a
200,000 200,046
Stolthaven Houston, Inc.
5.98% due 07/17/34
a
194,000 195,293
Total Transportation 793,648
REAL ESTATE - 0 .1%
Harmoni Towers LLC
5.22% due 10/30/30
a
200,000 198,465
Total Corporate Bonds
(Cost $47,320,204) 45,136,211
ASSET-BACKED SECURITIES - 18 .2%
COLLATERALIZED LOAN OBLIGATIONS - 7 .6%
BXMT Ltd.
2020-FL2 AS, 5.19% (1 Month
Term SOFR + 1.51%,
Rate Floor: 1.51%) due
02/15/38
◊,c
1,000,000 997,025
Cerberus Loan Funding XLIV
LLC
2023-5A A, 6.02% (3 Month
Term SOFR + 2.35%,
Rate Floor: 2.35%) due
01/15/36
◊,c
700,000 700,590

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES E (TOTAL RETURN BOND SERIES)
March 31, 2026
10 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 18.2% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 7.6% (continued)
2023-5A B, 6.87% (3 Month
Term SOFR + 3.20%,
Rate Floor: 3.20%) due
01/15/36
◊,c
250,000 $ 249,231
Dryden 37 Senior Loan Fund
2015-37A BR, 5.33% (3
Month Term SOFR +
1.66%, Rate Floor: 1.40%)
due 01/15/31
◊,c
367,868 367,358
2015-37A CR, 7.18% (3
Month Term SOFR +
3.51%, Rate Floor: 3.25%)
due 01/15/31
◊,c
333,333 334,406
2015-37A SUB due 01/15/31
c,l
298,799 533
KREF Ltd.
2021-FL2 C, 5.79% (1 Month
Term SOFR + 2.11%,
Rate Floor: 2.00%) due
02/15/39
◊,c
500,000 497,138
2021-FL2 AS, 5.09% (1 Month
Term SOFR + 1.41%,
Rate Floor: 1.30%) due
02/15/39
◊,c
150,000 147,984
Ares Direct Lending CLO 6 LLC
2025-2A B, 5.55% (3 Month
Term SOFR + 1.80%,
Rate Floor: 1.80%) due
10/16/37
◊,c
400,000 398,729
2025-2A A1, 5.20% (3 Month
Term SOFR + 1.45%,
Rate Floor: 1.45%) due
10/16/37
◊,c
200,000 200,377
Golub Capital Partners CLO
69M
2023-69A BR, 5.36% (3
Month Term SOFR +
1.70%, Rate Floor: 1.70%)
due 11/09/38
◊,c
300,000 298,964
2023-69A CR, 5.71% (3
Month Term SOFR +
2.05%, Rate Floor: 2.05%)
due 11/09/38
◊,c
300,000 298,212
Cerberus Loan Funding XL LLC
2023-1A A, 6.07% (3 Month
Term SOFR + 2.40%,
Rate Floor: 2.40%) due
03/22/35
◊,c
500,000 501,080
CIFC Funding Ltd.
2015-4A BR3, 5.19% (3
Month Term SOFR +
1.55%, Rate Floor: 1.55%)
due 01/17/39
◊,c
500,000 499,479
Cerberus Loan Funding 50 LLC
2025-1A B, 5.62% (3 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
07/15/37
◊,c
500,000 498,646
Owl Rock CLO XXIV LLC
2026-24A B, 5.37% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
01/22/38
◊,c
500,000 498,280
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 18.2% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 7.6% (continued)
KKR CLO 16 Ltd.
16 A2R3, 5.27% (3 Month
Term SOFR + 1.60%,
Rate Floor: 1.60%) due
10/20/34
◊,c
500,000 $ 498,240
Golub Capital Partners CLO
54M, LP
2021-54A CR, 6.11% (3
Month Term SOFR +
2.45%, Rate Floor: 2.45%)
due 08/05/37
◊,c
500,000 497,515
LoanCore Issuer Ltd.
2021-CRE6 C, 6.09% (1
Month Term SOFR +
2.41%, Rate Floor: 2.30%)
due 11/15/38
◊,c
500,000 496,714
Eldridge CLO Ltd.
2025-1A B, 5.57% (3 Month
Term SOFR + 1.65%,
Rate Floor: 1.65%) due
10/20/38
◊,c
250,000 249,731
2025-2A C, 5.49% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
01/20/39
◊,c
200,000 200,145
TRTX Issuer Ltd.
2025-FL6 A, 5.22% (1 Month
Term SOFR + 1.54%,
Rate Floor: 1.54%) due
09/18/42
◊,c
300,000 299,746
2025-FL7 B, 5.63% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
06/18/43
◊,c
150,000 149,310
BDS LLC
2025-FL15 B, 5.58% (1 Month
Term SOFR + 1.90%,
Rate Floor: 1.90%) due
03/19/43
◊,c
300,000 298,821
2025-FL16 B, 5.53% (1 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
06/19/43
◊,c
100,000 99,299
Golub Capital Partners CLO
49M Ltd.
2020-49A A2R2, 5.35%
(3 Month Term SOFR +
1.68%, Rate Floor: 1.68%)
due 07/20/38
◊,c
350,000 350,019
BCRED CLO LLC
2026-1A B, 5.35% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
04/24/39
◊,c
350,000 348,796
Owl Rock CLO XXII LLC
2025-22A A, 5.42% (3 Month
Term SOFR + 1.47%,
Rate Floor: 1.47%) due
10/20/37
◊,c
300,000 300,587

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES E (TOTAL RETURN BOND SERIES)
March 31, 2026
| 11
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 18.2% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 7.6% (continued)
Fortress Credit BSL XV Ltd.
2022-2A BR, 5.67% (3 Month
Term SOFR + 2.00%,
Rate Floor: 2.00%) due
10/18/33
◊,c
300,000 $ 300,297
Cerberus Loan Funding XLVII
LLC
2024-3A B, 5.62% (3 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
07/15/36
◊,c
300,000 299,203
THL Credit Lake Shore MM
CLO I Ltd.
2019-1A A1R, 5.63% (3
Month Term SOFR +
1.96%, Rate Floor: 1.70%)
due 04/15/33
◊,c
270,146 270,816
Owl Rock CLO III Ltd.
2020-3A AR, 5.52% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
04/20/36
◊,c
250,000 250,075
BRSP Ltd.
2024-FL2 A, 5.62% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
08/19/37
◊,c
250,000 250,052
Ares Direct Lending CLO 1 LLC
2024-1A B, 5.87% (3 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
04/25/36
◊,c
250,000 249,463
LoanCore Issuer LLC
2025-CRE9 AS, 5.38%
(1 Month Term SOFR +
1.70%, Rate Floor: 1.70%)
due 08/18/42
◊,c
150,000 149,694
2025-CRE8 AS, 5.27%
(1 Month Term SOFR +
1.59%, Rate Floor: 1.59%)
due 08/17/42
◊,c
100,000 99,630
Owl Rock CLO XVII LLC
2024-17A B, 5.62% (3 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
07/15/36
◊,c
250,000 249,319
Cerberus Loan Funding 53 LLC
2025-4A C, 5.68% (3 Month
Term SOFR + 2.00%,
Rate Floor: 2.00%) due
01/15/38
◊,c
250,000 248,490
BSPRT Issuer LLC
2025-FL12 B, 5.63% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
01/17/43
◊,c
100,000 99,769
2025-FL12 AS, 5.33% (1
Month Term SOFR +
1.65%, Rate Floor: 1.65%)
due 01/17/43
◊,c
100,000 99,767
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 18.2% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 7.6% (continued)
Ares Direct Lending CLO 8 LLC
2025-4A B, 5.42% (3 Month
Term SOFR + 1.75%,
Rate Floor: 1.75%) due
01/20/39
◊,c
200,000 $ 199,338
Golub Capital Partners CLO
83M
2025-83A B, 5.54% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
11/09/38
◊,c
100,000 99,653
2025-83A C, 5.89% (3 Month
Term SOFR + 2.05%,
Rate Floor: 2.05%) due
11/09/38
◊,c
100,000 99,402
Owl Rock CLO IV Ltd.
2020-4A A1R, 5.52% (3
Month Term SOFR +
1.86%, Rate Floor: 1.60%)
due 08/20/33
◊,c
192,408 192,246
Hlend CLO LLC
2026-5A B, 5.36% (3 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
04/15/39
◊,c
150,000 149,700
Ares Direct Lending CLO 7 LLC
2025-3A B, 5.58% (3 Month
Term SOFR + 1.85%,
Rate Floor: 1.85%) due
01/20/38
◊,c
150,000 149,533
Jefferies Credit Partners Direct
Lending CLO Ltd.
2025-1A C, 5.96% (3 Month
Term SOFR + 2.20%,
Rate Floor: 2.20%) due
10/15/37
◊,c
150,000 149,160
BSPDF Issuer LLC
2025-FL2 AS, 5.61% (1 Month
Term SOFR + 1.94%,
Rate Floor: 1.94%) due
12/15/42
◊,c
100,000 99,834
LRECS LLC
2025-CRE1 AS, 5.43%
(1 Month Term SOFR +
1.75%, Rate Floor: 1.75%)
due 08/19/43
◊,c
100,000 99,793
FS Rialto Issuer LLC
2025-FL10 AS, 5.27% (1
Month Term SOFR +
1.59%, Rate Floor: 1.59%)
due 08/19/42
◊,c
100,000 99,697
STWD LLC
2025-FL4 B, 5.63% (1 Month
Term SOFR + 1.95%,
Rate Floor: 1.95%) due
11/19/42
◊,c
100,000 99,505
Ares Direct Lending CLO 2 LLC
2024-2A C, 6.02% (3 Month
Term SOFR + 2.35%,
Rate Floor: 2.35%) due
10/20/36
◊,c
100,000 99,479

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES E (TOTAL RETURN BOND SERIES)
March 31, 2026
12 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 18.2% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 7.6% (continued)
PFP Ltd.
2024-11 AS, 5.86% (1 Month
Term SOFR + 2.19%,
Rate Floor: 2.19%) due
09/17/39
◊,c
94,513 $ 94,136
Copper River CLO Ltd.
2006-1A INC due 01/20/21
l,m
600,000 60
Total Collateralized Loan Obligations 14,475,066
TRANSPORT-AIRCRAFT - 2 .5%
Castlelake Aircraft Structured
Trust
2026-1A, 5.07% due
03/15/51
c
300,000 294,477
2025-3A, 5.09% due
11/15/50
c
292,111 288,345
2025-1A, 5.78% due
02/15/50
c
226,772 228,392
AASET Trust
2025-3A, 5.24% due
02/16/50
c
392,226 386,826
2024-1A, 6.26% due
05/16/49
c
225,656 228,639
2021-1A, 2.95% due
11/16/41
c
167,767 161,800
Slam Ltd.
2021-1A, 2.43% due
06/15/46
c
525,000 497,692
2024-1A, 5.34% due
09/15/49
c
180,556 179,863
Navigator Aviation Ltd.
2025-1, 5.11% due 10/15/50
c
243,715 238,789
2024-1, 5.40% due 08/15/49
c
221,726 220,352
MAPS Trust
2026-1A, 5.20% due
01/15/51
c
444,545 434,233
Lunar Structured Aircraft
Portfolio Notes
2021-1, 2.64% due 10/15/46
c
319,130 303,078
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46
c
311,663 295,612
MAST Ltd.
2026-1A, 5.13% due
02/15/51
c
248,512 244,281
Phantom Aviation
2026-1A, 5.24% due
01/15/51
c
249,032 244,142
JOL Air Ltd.
2019-1, 3.97% due 04/15/44
c
238,089 237,756
WAVE LLC
2019-1, 3.60% due 09/15/44
c
201,023 197,192
Sprite Ltd.
2021-1, 3.75% due 11/15/46
c
43,918 43,018
Total Transport-Aircraft 4,724,487
INFRASTRUCTURE - 1 .8%
Switch ABS Issuer LLC
2024-2A, 5.44% due
06/25/54
c
300,000 294,072
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 18.2% (continued)
INFRASTRUCTURE - 1.8% (continued)
2025-1A, 5.04% due
03/25/55
c
200,000 $ 192,689
2024-1A, 6.28% due
03/25/54
c
100,000 100,939
VB-S1 Issuer LLC
2026-1A, 4.69% due
03/15/56
c
350,000 343,891
2026-1A, 5.19% due
03/15/56
c
200,000 196,639
QTS Issuer ABS I LLC
2025-1A, 5.44% due
05/25/55
c
500,000 494,434
Vantage Data Centers LLC
2025-1A, 5.13% due
08/15/55
c
450,000 440,257
Hotwire Funding LLC
2021-1, 2.31% due 11/20/51
c
250,000 246,375
2024-1A, 5.89% due
06/20/54
c
150,000 151,760
Aligned Data Centers Issuer
LLC
2021-1A, 1.94% due
08/15/46
c
250,000 247,447
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due
02/15/52
c
250,000 246,778
ALLO Issuer LLC
2024-1A, 5.94% due
07/20/54
c
150,000 151,370
SBA Tower Trust
4.83% due 10/15/29
c
150,000 150,653
QTS Issuer ABS II LLC
2025-1A, 5.04% due
10/05/55
c
150,000 146,928
Kinetic ABS Issuer LLC
2026-1A, 5.22% due
02/25/56
c
100,000 99,715
Total Infrastructure 3,503,947
FINANCIAL - 1 .8%
Station Place Securitization
Trust
2024-SP2, 5.38% (1 Month
Term SOFR + 1.70%,
Rate Floor: 1.70%) due
07/12/26
◊,a,c
325,000 325,000
2025-SP2, 4.83% (1 Month
Term SOFR + 1.15%,
Rate Floor: 1.15%) due
09/25/26
◊,a,c
200,000 200,000
Project Onyx II
6.30% (3 Month Term SOFR
+ 2.63%) due 06/15/30
◊,a
433,285 433,333
KKR Core Holding Co. LLC
4.00% due 08/12/31
a
450,360 418,469
Blackstone Strategic Cap
Holding II
5.92% (1 Month Term SOFR
+ 2.25%) due 12/31/33
◊,a
400,000 400,000

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES E (TOTAL RETURN BOND SERIES)
March 31, 2026
| 13
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 18.2% (continued)
FINANCIAL - 1.8% (continued)
Lightning A
5.50% due 03/01/37
a
400,000 $ 379,138
Thunderbird A
5.50% due 03/01/37
a
400,000 379,138
LVNV Funding LLC
7.80% due 11/05/28
a
250,000 259,560
6.84% due 06/12/29
a
100,000 101,743
Ceamer Finance LLC
6.79% due 11/15/39
a
179,333 181,466
6.17% (WAC) due 12/15/40
◊,a
150,000 149,189
HarbourVest Partners LLC
6.25% (3 Month Term SOFR
+ 2.58%) due 09/15/30
◊,a
171,033 169,795
Nassau LLC
2019-1, 3.98% due 08/15/34
m
57,274 52,998
Total Financial 3,449,829
WHOLE BUSINESS - 1 .6%
SERVPRO Master Issuer LLC
2021-1A, 2.39% due
04/25/51
c
476,250 452,574
2025-1A, 5.53% due
10/25/55
c
249,375 246,609
2024-1A, 6.17% due
01/25/54
c
98,000 100,338
Arbys Funding LLC
2020-1A, 3.24% due
07/30/50
c
756,000 737,557
Subway Funding LLC
2024-3A, 5.91% due
07/30/54
c
246,875 240,453
2024-1A, 6.27% due
07/30/54
c
197,500 199,216
2024-1A, 6.51% due
07/30/54
c
148,125 148,284
Taco Bell Funding LLC
2025-1A, 4.82% due
08/25/55
c
150,000 147,695
2025-1A, 5.05% due
08/25/55
c
150,000 146,491
ServiceMaster Funding LLC
2020-1, 3.34% due 01/30/51
c
234,476 208,247
Five Guys Holdings, Inc.
2023-1A, 7.55% due
01/26/54
c
148,125 150,869
Wendy's Funding LLC
2025-1A, 5.42% due
12/15/55
c
99,750 98,732
DB Master Finance LLC
2025-1A, 5.17% due
08/20/55
c
99,750 98,228
Total Whole Business 2,975,293
NET LEASE - 1 .3%
Store Master Funding I-VII
2016-1A, 3.96% due
10/20/46
c
802,677 797,906
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 18.2% (continued)
NET LEASE - 1.3% (continued)
CARS-DB5, LP
2021-1A, 2.76% due
08/15/51
c
491,979 $ 428,649
CF Hippolyta Issuer LLC
2022-1A, 6.11% due
08/15/62
c
239,639 235,271
2020-1, 2.28% due 07/15/60
c
224,863 138,291
SVC ABS LLC
2023-1A, 5.15% due
02/20/53
c
344,604 343,136
CMFT Net Lease Master Issuer
LLC
2021-1, 3.44% due 07/20/51
c
400,000 339,338
CARS-DB4, LP
2020-1A, 3.81% due
02/15/50
c
244,010 230,738
Total Net Lease 2,513,329
SINGLE FAMILY RESIDENCE - 0 .6%
FirstKey Homes Trust
2021-SFR1, 1.79% due
08/17/38
c
600,000 593,243
Tricon Residential Trust
2023-SFR2, 5.00% due
12/17/40
c
250,000 247,189
2024-SFR3, 5.25% due
08/17/41
c
200,000 198,689
2024-SFR2, 5.70% due
06/17/40
c
100,000 100,375
Invitation Homes Trust
2024-SFR1, 4.00% due
09/17/41
c
100,000 96,497
Total Single Family Residence 1,235,993
COLLATERALIZED DEBT OBLIGATIONS - 0 .4%
Anchorage Credit Funding 4
Ltd.
2016-4A AR, 2.72% due
04/27/39
c
750,000 724,427
TRANSPORT-CONTAINER - 0 .3%
Textainer Marine Containers
VII Ltd.
2021-3A, 1.94% due
08/20/46
c
190,000 168,751
2020-1A, 2.73% due
08/21/45
c
89,918 86,681
CLI Funding VIII LLC
2021-1A, 1.64% due
02/18/46
c
224,012 207,671
TIF Funding III LLC
2024-1A, 5.48% due
04/20/49
c
85,000 85,354
Total Transport-Container 548,457
INSURANCE - 0 .2%
Obra Longevity
8.48% due 06/30/39
a
450,000 466,892

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES E (TOTAL RETURN BOND SERIES)
March 31, 2026
14 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
ASSET-BACKED SECURITIES - 18.2% (continued)
UNSECURED CONSUMER LOANS - 0 .1%
Service Experts Issuer LLC
2024-1A, 6.39% due
11/20/35
c
97,165 $ 99,106
2025-1A, 5.38% due
01/20/37
c
89,183 88,791
Total Unsecured Consumer Loans 187,897
Total Asset-Backed Securities
(Cost $35,358,094) 34,805,617
U.S. GOVERNMENT SECURITIES - 13 .5%
U.S. Treasury Bonds
1.75% due 08/15/41 8,900,000 5,950,137
due 05/15/51
n,o
9,850,000 2,770,793
1.88% due 02/15/41 2,820,000 1,953,621
2.00% due 11/15/41 1,930,000 1,334,716
due 05/15/44
n,o
2,720,000 1,103,131
due 02/15/46
n,o
1,940,000 714,546
due 11/15/44
n,o
485,000 191,035
due 05/15/55
n,o
621,000 147,150
U.S. Treasury Inflation Indexed
Bonds
2.13% due 01/15/35 2,592,034 2,635,734
1.88% due 01/15/36 2,417,367 2,388,179
1.88% due 07/15/35 2,329,762 2,318,310
2.38% due 02/15/55 742,140 689,632
U.S. Treasury Notes
4.00% due 07/31/32
g
3,500,000 3,482,363
Total U.S. Government Securities
(Cost $26,642,232) 25,679,347
SENIOR FLOATING RATE INTERESTS - 3 .4%
FINANCIAL - 1 .2%
HarbourVest Partners, LP
5.70% (3 Month Term SOFR
+ 2.00%) due 04/19/30
◊,a
498,750 497,503
Higginbotham Insurance
Agency, Inc.
8.17% (1 Month Term SOFR +
4.50%, Rate Floor: 1.00%)
due 06/11/31
◊,a
406,724 405,708
Corpay Technologies Operating
Co. LLC
5.42% (1 Month Term SOFR
+ 1.75%) due 11/05/32
◊
249,375 248,856
Jane Street Group LLC
5.67% (3 Month Term SOFR
+ 2.00%) due 12/15/31
◊
219,672 215,404
Franklin Square Holdings, LP
5.92% (1 Month Term SOFR
+ 2.25%) due 04/25/31
◊
248,734 207,693
Citadel Securities Global
Holdings LLC
5.70% (3 Month Term SOFR
+ 2.00%) due 10/31/31
◊
195,535 195,644
Hightower Holding LLC
6.41% (3 Month Term SOFR
+ 2.75%) due 02/03/32
◊
153,464 151,642
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 3.4% (continued)
FINANCIAL - 1.2% (continued)
CPI Holdco B LLC
5.67% (1 Month Term SOFR
+ 2.00%) due 05/17/31
◊
147,750 $ 146,626
Asurion LLC
7.92% (1 Month Term SOFR
+ 4.25%) due 09/19/30
◊
147,750 146,061
Eisner Advisory Group
7.67% (1 Month Term SOFR +
4.00%, Rate Floor: 0.50%)
due 02/28/31
◊
80,552 76,491
Aretec Group, Inc.
6.67% (1 Month Term SOFR
+ 3.00%) due 08/09/30
◊
74,813 73,800
Total Financial 2,365,428
CONSUMER, CYCLICAL - 1 .2%
Peer Holding III BV
5.95% (3 Month Term SOFR
+ 2.25%) due 09/25/32
◊
450,000 445,500
Bombardier Produits Récréatifs,
Inc.
5.92% (1 Month Term SOFR
+ 2.25%) due 01/22/31
◊
348,250 348,194
Allwyn Entertainment Financing
US LLC
6.17% (3 Month Term SOFR
+ 2.50%) due 11/24/32
◊
250,000 245,000
HNI Corp.
5.67% (1 Month Term SOFR
+ 2.00%) due 12/10/32
◊
199,500 200,498
Live Nation Entertainment, Inc.
5.67% (1 Month Term SOFR
+ 2.00%) due 10/21/32
◊
199,500 199,251
Scientific Games Corp.
6.65% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 04/04/29
◊
198,990 195,812
PetSmart LLC
7.67% (1 Month Term SOFR
+ 4.00%) due 08/09/32
◊
190,000 188,527
MB2 Dental Solutions LLC
9.17% (1 Month Term SOFR +
5.50%, Rate Floor: 0.75%)
due 02/13/31
◊,a
179,347 178,667
ABG Intermediate Holdings 2
LLC
5.92% (1 Month Term SOFR
+ 2.25%) due 12/21/28
◊
172,375 171,896
Pacific Bells LLC
7.20% (3 Month Term SOFR +
3.50%, Rate Floor: 0.50%)
due 11/13/28
◊
87,984 88,094
Total Consumer, Cyclical 2,261,439
INDUSTRIAL - 0 .5%
Blackfin Pipeline LLC
6.69% (1 Month Term SOFR
+ 3.00%) due 09/29/32
◊
199,500 200,310

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES E (TOTAL RETURN BOND SERIES)
March 31, 2026
| 15
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 3.4% (continued)
INDUSTRIAL - 0.5% (continued)
TransDigm, Inc.
6.17% (1 Month Term SOFR
+ 2.50%) due 02/13/33
◊
200,000 $ 200,038
EMRLD Borrower, LP
5.95% (3 Month Term SOFR
+ 2.25%) due 08/04/31
◊
98,506 98,259
5.92% (3 Month Term SOFR
+ 2.25%) due 05/31/30
◊
97,761 97,590
Merlin Buyer, Inc.
7.67% (1 Month Term SOFR +
4.00%, Rate Floor: 0.50%)
due 12/14/28
◊
149,223 149,223
Capstone Acquisition Holdings,
Inc.
8.27% (1 Month Term SOFR +
4.50%, Rate Floor: 1.00%)
due 11/13/29
◊,a
147,871 147,278
Total Industrial 892,698
ENERGY - 0 .3%
Bip PipeCo Holdings LLC
5.65% (3 Month Term SOFR
+ 2.00%) due 12/06/30
◊
200,000 200,084
Transmontaigne Operating
Co., LP
5.92% (1 Month Term SOFR +
2.25%, Rate Floor: 1.50%)
due 03/16/30
◊
200,000 199,550
Liquid Tech Solutions Holdings
LLC
7.17% (1 Month Term SOFR
+ 3.50%) due 10/12/32
◊
90,712 90,543
Total Energy 490,177
TECHNOLOGY - 0 .2%
Blue Finco SARL
6.95% (3 Month Term SOFR
+ 3.25%) due 07/12/32
◊
198,500 189,071
Ascend Learning LLC
6.67% (1 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 12/11/28
◊
189,045 184,319
Datix Bidco, Ltd.
8.97% (6 Month SONIA +
5.00%) due 04/30/31
◊,a
GBP 71,200 92,172
8.73% (6 Month Term SOFR +
5.00%, Rate Floor: 0.50%)
due 04/30/31
◊,a
20,000 19,564
Total Technology 485,126
COMMUNICATIONS - 0 .0%
Level 3 Financing, Inc.
6.92% (1 Month Term SOFR
+ 3.25%) due 03/29/32
◊
30,000 29,969
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 3.4% (continued)
CONSUMER DISCRETIONARY - 0 .0%
Vacation Rental Brands
Holdings
8.95% (3 Month Term SOFR +
5.25%, Rate Floor: 1.00%)
due 05/06/32
◊,a
29,400 $ 29,126
Total Senior Floating Rate Interests
(Cost $6,614,436) 6,553,963
FOREIGN GOVERNMENT DEBT - 1 .3%
Australia Government Bond
4.25% due 03/21/36 AUD 3,545,000 2,305,908
Eagle Funding Luxco SARL
5.50% due 08/17/30
c
250,000 251,312
Total Foreign Government Debt
(Cost $2,614,786) 2,557,220
FEDERAL AGENCY BONDS - 1 .0%
Tennessee Valley Authority
4.25% due 09/15/65 1,000,000 821,654
5.38% due 04/01/56 750,000 756,371
4.63% due 09/15/60 100,000 88,958
5.25% due 02/01/55 50,000 49,570
Tennessee Valley Authority
Principal Strips
due 01/15/48
n,o
500,000 155,990
Total Federal Agency Bonds
(Cost $2,692,054) 1,872,543
MUNICIPAL BONDS - 0 .2%
ILLINOIS - 0 .2%
State of Illinois General
Obligation Unlimited
5.65% due 12/01/38 288,889 297,650
CALIFORNIA - 0 .0%
California Public Finance
Authority Revenue Bonds
5.40% due 11/15/31 50,000 51,039
Total Municipal Bonds
(Cost $343,251) 348,689
CONTRACTS/
NOTIONAL
VALUE
LISTED OPTIONS PURCHASED - 0 .0%
Call Options on :
Interest Rate Options
3-Month SOFR Futures
Contracts Expiring
March 2027 with strike
price of $97.50 (Notional
Value $19,758,925) 82 22,550
3-Month SOFR Futures
Contracts Expiring
September 2026 with strike
price of $97.50 (Notional
Value $27,686,250) 115 12,937
Total Interest Rate Options 35,487

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES E (TOTAL RETURN BOND SERIES)
March 31, 2026
16 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
LISTED OPTIONS PURCHASED - 0.0% (continued)
Call Options on: (continued)
Equity Options
CBOE Volatity Index Expiring
May 2026 with strike
price of $35.00 (Notional
Value $181,800) 72 $ 13,356
CBOE Volatity Index Expiring
April 2026 with strike
price of $35.00 (Notional
Value $181,800) 72 6,336
Total Equity Options 19,692
Total Listed Options Purchased
(Cost $114,045) 55,179
OTC INTEREST RATE SWAPTIONS PURCHASED
p
- 0 .1%
Call Swaptions on :
Interest Rate Swaptions
Morgan Stanley Capital
Services LLC 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 2,913,000 15,951
Citibank, N.A. 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.43% 2,604,000 11,981
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.35% 1,370,000 9,433
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.35% 1,370,000 9,433
BNP Paribas 9-Month/5-Year
Interest Rate Swap Expiring
September 2026 with
exercise rate of 3.35% 1,370,000 9,432
The Toronto-Dominion Bank
9-Month/5-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.35% 1,370,000 9,432
JPMorgan Chase Bank, N.A.
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 1,946,000 8,895
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 1,619,000 8,866
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.25% 1,618,000 7,406
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.25% 1,618,000 7,406
BNP Paribas 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.30% 1,948,000 7,231
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS PURCHASED
p
- 0.1% (continued)
Call Swaptions on: (continued)
Interest Rate Swaptions (continued)
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 1,272,000 $ 5,853
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 971,000 5,309
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.38% 971,000 5,309
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.43% 971,000 4,438
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.30% 969,000 3,597
Total OTC Interest Rate Swaptions Purchased
(Cost $145,110) 129,972
OTC OPTIONS PURCHASED - 0 .0%
Put Options on :
Foreign Exchange Options
Goldman Sachs International
Foreign Exchange USD/
JPY Expiring May 2026 with
strike price of $123.50 173,000 66
Bank of America, N.A.
Foreign Exchange USD/
JPY Expiring April 2026 with
strike price of $140.00 74,000 —
Goldman Sachs International
Foreign Exchange USD/
JPY Expiring April 2026 with
strike price of $140.00 756,000 —
Total OTC Options Purchased
(Cost $39,622) 66
Total Investments - 124.2%
(Cost $244,167,900) $ 236,994,824
LISTED OPTIONS WRITTEN - ( 0 .0 ) %
Call Options on :
Equity Options
CBOE Volatity Index Expiring
April 2026 with strike
price of $50.00 (Notional
Value $181,800) 72 (2,376)
CBOE Volatity Index Expiring
May 2026 with strike
price of $50.00 (Notional
Value $181,800) 72 (6,948)
Total Equity Options (9,324)

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES E (TOTAL RETURN BOND SERIES)
March 31, 2026
| 17
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
LISTED OPTIONS WRITTEN - (0.0)% (continued)
Call Options on: (continued)
Interest Rate Options
3-Month SOFR Futures
Contracts Expiring
September 2026 with strike
price of $98.00 (Notional
Value $27,686,250) 115 $ (9,344)
3-Month SOFR Futures
Contracts Expiring
March 2027 with strike
price of $98.00 (Notional
Value $19,758,925) 82 (14,350)
Total Interest Rate Options (23,694)
Put Options on :
Equity Options
CBOE Volatity Index Expiring
May 2026 with strike
price of $19.00 (Notional
Value $272,700) 108 (7,560)
Total Equity Options (7,560)
Total Listed Options Written
(Premium received $64,274) (40,578)
OTC INTEREST RATE SWAPTIONS WRITTEN
p
- ( 0 .1 ) %
Call Swaptions on :
Interest Rate Swaptions
Barclays Bank plc 1-Year/2-
Year Interest Rate Swap
Expiring August 2026 with
exercise rate of 2.71% 837,500 (838)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.71% 837,500 (838)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.64% 1,172,500 (969)
Morgan Stanley Capital
Services LLC 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.64% 1,172,500 (969)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 2.69% 1,340,000 (1,222)
The Toronto-Dominion Bank
1-Year/2-Year Interest Rate
Swap Expiring August 2026
with exercise rate of 2.69% 1,340,000 (1,222)
Barclays Bank plc 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 2.85% 1,370,000 (3,117)
BNP Paribas 9-Month/5-Year
Interest Rate Swap Expiring
September 2026 with
exercise rate of 2.85% 1,370,000 (3,117)
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
p
- (0.1)% (continued)
Call Swaptions on: (continued)
Interest Rate Swaptions (continued)
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap
Expiring September 2026
with exercise rate of 2.85% 1,370,000 $ (3,117)
The Toronto-Dominion Bank
9-Month/5-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 2.85% 1,370,000 (3,117)
Total Interest Rate Swaptions (18,526)
Put Swaptions on :
Interest Rate Swaptions
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 971,000 (2,820)
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 969,000 (2,825)
Barclays Bank plc 1-Year/2-
Year Interest Rate Swap
Expiring August 2026 with
exercise rate of 3.71% 837,500 (3,420)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.71% 837,500 (3,420)
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 971,000 (3,688)
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 971,000 (3,688)
The Toronto-Dominion Bank
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 1,272,000 (3,725)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.64% 1,172,500 (5,386)
Morgan Stanley Capital
Services LLC 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.64% 1,172,500 (5,386)
BNP Paribas 1-Year/2-Year
Interest Rate Swap Expiring
August 2026 with exercise
rate of 3.69% 1,340,000 (5,620)
The Toronto-Dominion Bank
1-Year/2-Year Interest Rate
Swap Expiring August 2026
with exercise rate of 3.69% 1,340,000 (5,620)
JPMorgan Chase Bank, N.A.
2-Year Interest Rate Swap
Expiring September 2026
with exercise rate of 3.95% 1,946,000 (5,651)

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES E (TOTAL RETURN BOND SERIES)
March 31, 2026
18 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
p
- (0.1)% (continued)
Put Swaptions on: (continued)
Interest Rate Swaptions (continued)
BNP Paribas 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.95% 1,948,000 $ (5,679)
Bank of America, N.A. 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 1,618,000 (6,159)
Citibank, N.A. 2-Year Interest
Rate Swap Expiring
September 2026 with
exercise rate of 3.95% 2,604,000 (7,562)
A
A
A
CONTRACTS/
NOTIONAL
VALUE VALUE
OTC INTEREST RATE SWAPTIONS WRITTEN
p
- (0.1)% (continued)
Put Swaptions on: (continued)
Interest Rate Swaptions (continued)
Morgan Stanley Capital
Services LLC 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 2,913,000 $ (11,088)
Barclays Bank plc 2-Year
Interest Rate Swap Expiring
December 2026 with
exercise rate of 3.95% 3,237,000 (12,320)
Total Interest Rate Swaptions (94,057)
Total OTC Interest Rate Swaptions Written
(Premium received $146,497) (112,583)
Other Assets & Liabilities, net - (24.1)% (46,044,858)
Total Net Assets - 100.0% $ 190,796,805
*
Non-income producing security.
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
◊
Variable rate security. Rate indicated is the rate effective at March 31, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a
Value determined based on Level 3 inputs — See Note 3 .
b
Special Purpose Acquisition Company (SPAC).
c
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the
Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $75,173,892 (cost $77,367,960), or 39.4% of total net assets.
d
Affiliated issuer.
e
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
f
Rate indicated is the 7-day yield as of March 31, 2026.
g
All or a portion of this security is pledged as interest rate swap collateral at March 31, 2026.
h
Security is an interest-only strip.
i
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2026. See table below for additional step information for each security.
j
Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
k
Perpetual maturity.
l
Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
m
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $53,058
(cost $57,274), or less than 0.1% of total net assets - See Note 5 .
n
Zero coupon rate security.
o
Security is a principal-only strip.
p
Swaptions — See additional disclosure in the swaptions table below for more information on swaptions.
AUD — Australian Dollar
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
LLC — Limited Liability Company
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
SARL  — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES E (TOTAL RETURN BOND SERIES)
March 31, 2026
| 19
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
a
Interest Rate Futures Contracts Purchased
U.S. Treasury 5 Year Note Futures Contracts 21 Jun 2026 $ 2,271,773 $ (1,549)
U.S. Treasury 2 Year Note Futures Contracts 23 Jun 2026 4,771,242 (8,242)
U.S. Treasury Long Bond Futures Contracts 20 Jun 2026 2,277,500 (27,948)
3-Month SOFR Futures Contracts 40 Dec 2027 9,659,500 (39,289)
$ (77,028)
Interest Rate Futures Contracts Sold Short
3-Month SOFR Futures Contracts 40 Dec 2026 9,636,500 $ 52,417
– –
Centrally Cleared Credit Default Swap Agreements Protection Purchased
Counterparty Exchange Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Appreciation
a
Bank of
America
Securities,
Inc. ICE
CDX.
NA.HY.45.V1 5.00% Quarterly 12/20/30
$ 1,455,300
$ (80,175) $ (102,059) $ 21,884
OTC Credit Default Swap Agreements Protection Purchased
Counterparty Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Depreciation
Morgan Stanley
Capital Services
LLC
CDX.NA.HY.43.
V1 (25-35%) 5.00%
Quarterly
12/20/29
$ 250,000
$ (33,631) $ (28,213) $ (5,418)
Morgan Stanley
Capital Services
LLC
CDX.NA.HY.43.
V1 (15-25%) 5.00%
Quarterly
12/20/29
250,000
(17,547) (11,810) (5,737)
$ (51,178) $ (40,023) $ (11,155)
Centrally Cleared Interest Rate Swap Agreements
Counterparty Exchange
Floating
Rate Type
Floating
Rate Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
Unrealized
Appreciation
(Depreciation)
a
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 4.27% Annually 06/27/27 $ 4,500,000 $ 37,423 $ 128 $ 37,295
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 4.21% Annually 07/11/27 4,000,000 30,008 131 29,877
Bank of
America
Securities,
Inc. CME Receive
U.S.
Secured
Overnight
Financing
Rate 3.56% Annually 03/03/36 975,000 24,808 — 24,808

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES E (TOTAL RETURN BOND SERIES)
March 31, 2026
20 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Centrally Cleared Interest Rate Swap Agreements (continued)
Counterparty Exchange
Floating
Rate Type
Floating
Rate Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
Unrealized
Appreciation
(Depreciation)
a
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.66% Annually 10/18/27 $ 5,300,000 $ (5,681) $ 161 $ (5,842)
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.76% Annually 02/06/29 1,800,000 8,442 19,147 (10,705)
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.38% Annually 02/23/31 2,750,000 (31,037) — (31,037)
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 2.78% Annually 07/18/27 5,000,000 (102,876) 33 (102,909)
Bank of
America
Securities,
Inc. CME Pay
U.S.
Secured
Overnight
Financing
Rate 3.40% Annually 04/04/28 8,250,000 (99,215) 18,873 (118,088)
$ (138,128) $ 38,473 $ (176,601)
Forward Foreign Currency Exchange Contracts
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Appreciation
Bank of America, N.A. GBP Sell 72,000 96,543 USD 04/14/26 $ 1,261
JPMorgan Chase Bank, N.A. EUR Sell 316,000 366,152 USD 04/14/26 701
$ 1,962
OTC Interest Rate Swaptions Purchased
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
Morgan Stanley
Capital Services
LLC 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.38% 12/28/26 3.38%
$ 2,913,000
$ 15,951
Citibank, N.A.
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.43% 09/28/26 3.43%
2,604,000
11,981
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
1,370,000
9,433
Morgan Stanley
Capital Services
LLC 9-Month/5-
Year Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
1,370,000
9,433
The Toronto-
Dominion Bank
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
1,370,000
9,432

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES E (TOTAL RETURN BOND SERIES)
March 31, 2026
| 21
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
OTC Interest Rate Swaptions Purchased (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
BNP Paribas
9-Month/5-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.35% 09/21/26 3.35%
$ 1,370,000
$ 9,432
JPMorgan Chase
Bank, N.A. 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.43% 09/24/26 3.43%
1,946,000
8,895
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.38% 12/28/26 3.38%
1,619,000
8,866
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.25% 12/28/26 3.25%
1,618,000
7,406
Bank of America,
N.A. 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.25% 12/28/26 3.25%
1,618,000
7,406
BNP Paribas 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.30% 09/25/26 3.30%
1,948,000
7,231
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.43% 09/28/26 3.43%
1,272,000
5,853
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.38% 12/24/26 3.38%
971,000
5,309
Bank of America,
N.A. 2-Year
Interest Rate Swap Pay
12 Month
Term SOFR Annual 3.38% 12/24/26 3.38%
971,000
5,309
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.43% 09/24/26 3.43%
971,000
4,438
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.30% 09/25/26 3.30%
969,000
3,597
$ 129,972
OTC Interest Rate Swaptions Written
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.71% 08/19/26 2.71% $ 837,500 $ (838)
Barclays Bank plc
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.71% 08/19/26 2.71% 837,500 (838)
Morgan Stanley
Capital Services
LLC 1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.64% 08/13/26 2.64% 1,172,500 (969)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.64% 08/13/26 2.64% 1,172,500 (969)
BNP Paribas
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.69% 08/14/26 2.69% 1,340,000 (1,222)

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES E (TOTAL RETURN BOND SERIES)
March 31, 2026
22 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.69% 08/14/26 2.69% $ 1,340,000 $ (1,222)
Barclays Bank plc
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 1,370,000 (3,117)
Morgan Stanley
Capital Services
LLC 9-Month/5-
Year Interest Rate
Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 1,370,000 (3,117)
The Toronto-
Dominion Bank
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 1,370,000 (3,117)
BNP Paribas
9-Month/5-Year
Interest Rate Swap Receive
12 Month
Term SOFR Annual 2.85% 09/21/26 2.85% 1,370,000 (3,117)
$ (18,526)
Put
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
09/24/26 3.95% 971,000 (2,820)
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
09/25/26 3.95% 969,000 (2,825)
BNP Paribas
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.71%
08/19/26 3.71% 837,500 (3,420)
Barclays Bank plc
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.71%
08/19/26 3.71% 837,500 (3,420)
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
12/24/26 3.95% 971,000 (3,688)
Bank of America,
N.A. 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
12/24/26 3.95% 971,000 (3,688)
The Toronto-
Dominion Bank
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
09/28/26 3.95% 1,272,000 (3,725)
Morgan Stanley
Capital Services
LLC 1-Year/2-
Year Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.64%
08/13/26 3.64% 1,172,500 (5,386)
BNP Paribas
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.64%
08/13/26 3.64% 1,172,500 (5,386)

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES E (TOTAL RETURN BOND SERIES)
March 31, 2026
| 23
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
BNP Paribas
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.69%
08/14/26 3.69% $ 1,340,000 $ (5,620)
The Toronto-
Dominion Bank
1-Year/2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.69%
08/14/26 3.69% 1,340,000 (5,620)
JPMorgan Chase
Bank, N.A. 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
09/24/26 3.95% 1,946,000 (5,651)
BNP Paribas 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
09/25/26 3.95% 1,948,000 (5,679)
Bank of America,
N.A. 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
12/28/26 3.95% 1,618,000 (6,159)
Citibank, N.A.
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
09/24/26 3.95% 2,604,000 (7,562)
Morgan Stanley
Capital Services
LLC 2-Year
Interest Rate
Swap Pay
12 Month
Term SOFR Annual 3.95%
12/28/26 3.95% 2,913,000 (11,088)
Barclays Bank plc
2-Year Interest
Rate Swap Pay
12 Month
Term SOFR Annual 3.95%
12/28/26 3.95% 3,237,000 (12,320)
$ (94,057)
a
Includes cumulative appreciation (depreciation).
CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1
CDX.NA.HY.45.V1 — Credit Default Swap North American High Yield Series 45 Index Version 1
CME — Chicago Mercantile Exchange
EUR — Euro
GBP — British Pound
ICE — Intercontinental Exchange
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ — $ 15,061 $ 8 $ 15,069
Preferred Stocks 495,324 3,477,192 —
a
3,972,516
Warrants — 2 3 5
Mutual Funds 31,859,124 — — 31,859,124
Money Market Funds 2,412,306 — — 2,412,306
Collateralized Mortgage Obligations — 80,727,826 869,171 81,596,997
Corporate Bonds — 39,875,167 5,261,044 45,136,211
Asset-Backed Securities — 30,941,894 3,863,723 34,805,617

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES E (TOTAL RETURN BOND SERIES)
March 31, 2026
24 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
U.S. Government Securities $ — $ 25,679,347 $ — $ 25,679,347
Senior Floating Rate Interests — 5,183,945 1,370,018 6,553,963
Foreign Government Debt — 2,557,220 — 2,557,220
Federal Agency Bonds — 1,872,543 — 1,872,543
Municipal Bonds — 348,689 — 348,689
Options Purchased 55,179 66 — 55,245
Interest Rate Swaptions Purchased — 129,972 — 129,972
Interest Rate Futures Contracts
b
52,417 — — 52,417
Credit Default Swap Agreements
b
— 21,884 — 21,884
Interest Rate Swap Agreements
b
— 91,980 — 91,980
Forward Foreign Currency Exchange Contracts
b
— 1,962 — 1,962
Unfunded Loan Commitments ( Note 4 )
b
— — 854 854
Total Assets $ 34,874,350 $ 190,924,750 $ 11,364,821 $ 237,163,921
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Options Written $ 40,578 $ — $ — $ 40,578
Interest Rate Swaptions Written — 112,583 — 112,583
Interest Rate Futures Contracts
b
77,028 — — 77,028
Credit Default Swap Agreements
b
— 11,155 — 11,155
Interest Rate Swap Agreements
b
— 268,581 — 268,581
Unfunded Loan Commitments ( Note 4 )
b
— — 491 491
Total Liabilities $ 117,606 $ 392,319 $ 491 $ 510,416
a
Securities with a market value of $0.
b
Reported as unrealized appreciation/depreciation at period end.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
March 31, 2026 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
a
Assets:
Asset-Backed Securities $ 1,538,048 Yield Analysis Yield 6.4%-7.5% 7.0%
Asset-Backed Securities 1,400,675
Option adjusted spread off prior
month end broker quote Broker Quote — —
Asset-Backed Securities 525,000 Third Party Pricing Broker Quote — —
Asset-Backed Securities 400,000 Third Party Pricing Trade Price — —
Collateralized Mortgage
Obligations 849,117
Option adjusted spread off prior
month end broker quote Broker Quote — —
Collateralized Mortgage
Obligations 20,054 Third Party Pricing Vendor Price — —
Common Stocks 8 Model Price Liquidation Value — —
Corporate Bonds 3,551,399
Option adjusted spread off prior
month end broker quote Broker Quote — —
Corporate Bonds 1,634,140 Third Party Pricing Broker Quote — —
Corporate Bonds 75,505 Third Party Pricing Trade Price — —
Senior Floating Rate Interests 903,211 Third Party Pricing Broker Quote — —
Senior Floating Rate Interests 466,807 Model Price Purchase Price — —
Unfunded Loan Commitments 854 Model Price Purchase Price — —
Warrants 3 Model Price Liquidation Value — —
Total Assets $ 11,364,821

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES E (TOTAL RETURN BOND SERIES)
March 31, 2026
| 25
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Significant changes in a quote, yield, or liquidation value would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.
The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2026, the Fund did not have any securities transfer into
Level 3 from Level 2 or transfer out of Level 3 into Level 2.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2026:
Category
Ending Balance at
March 31, 2026 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
a
Liabilities:
Unfunded Loan Commitments $ 491 Model Price Purchase Price — —
a
Inputs are weighted by the fair value of the instruments.
Beginning
Balance
Purchases/
(Receipts)
(Sales,
maturities and
paydowns)/
Fundings
Amortization
of premiums/
discounts
Total realized
gains (losses)
included in
earnings
Assets
Asset-Backed Securities $ 3,508,701 $ 400,000 $ (24,189) $ — $ —
Corporate Bonds 5,216,173 116,918 (2,000) — —
Senior Floating Rate Interests 861,363 947,938 (434,972) 118 37
Warrants 3 — — — —
Common Stocks 8 — — — —
Collateralized Mortgage Obligations 887,025 — (4,823) (772) (304)
Unfunded Loan Commitments 2,640 — — — —
Total Assets $ 10,475,913 $ 1,464,856 $ (465,984) $ (654) $ (267)
Liabilities
Unfunded Loan Commitments $ (92) $ — $ — $ — $ —

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES E (TOTAL RETURN BOND SERIES)
March 31, 2026
26 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Total change
in unrealized
appreciation
(depreciation)
included in
earnings Ending Balance
Net change
in unrealized
appreciation
(depreciation) for
investments in
Level 3 securities
still held at March
31, 2026
Assets
Asset-Backed Securities $ (20,789) $ 3,863,723 $ (20,789)
Corporate Bonds (70,047) 5,261,044 (70,047)
Senior Floating Rate Interests (4,466) 1,370,018 (4,382)
Warrants — 3 —
Common Stocks — 8 —
Collateralized Mortgage Obligations (11,955) 869,171 (11,955)
Unfunded Loan Commitments (1,786) 854 787
Total Assets $ (109,043) $ 11,364,821 $ (106,386)
Liabilities
Unfunded Loan Commitments $ (399) $ (491) $ (401)
Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67 5.75% 01/01/27
Angel Oak Mortgage Trust 2024-2, 6.25% due 01/25/69 7.25% 01/01/28
Angel Oak Mortgage Trust 2025-12, 5.34% due 12/25/70 6.34% 11/01/29
Archwest Mortgage Trust 2025-RTL1, 5.20% due 10/25/40 6.16% 04/25/28
BRAVO Residential Funding Trust 2024-NQM1, 6.40% due 12/01/63 7.40% 01/01/28
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due 05/25/62 5.50% 02/01/27
CAFL Issuer, LP 2025-RRTL2, 5.18% due 11/28/40 6.03% 06/28/28
Cross Mortgage Trust 2025-H6, 5.54% due 07/25/70 6.54% 07/01/29
Easy Street Mortgage Loan Trust 2025-RTL2, 5.61% due 10/25/40 7.50% 12/25/27
EFMT 2025-CES4, 5.43% due 06/25/60 6.43% 07/01/29
GCAT Trust 2023-NQM3, 6.89% due 08/25/68 7.89% 09/01/27
GCAT Trust 2025-NQM4, 5.73% due 06/25/70 6.73% 07/01/29
HOMES Trust 2025-AFC3, 5.34% due 08/25/60 6.34% 09/01/29
LHOME Mortgage Trust 2024-RTL5, 5.32% due 09/25/39 6.32% 03/25/27
LHOME Mortgage Trust 2025-RTL3, 5.24% due 08/25/40 6.24% 02/25/28
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69 6.00% 12/01/27
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM9, 5.22% due 09/25/70 6.22% 11/01/29
Morgan Stanley Residential Mortgage Loan Trust 2025-SPL1, 4.25% due 02/25/65 5.25% 09/01/29
NYMT Loan Trust 2025-INV2, 5.46% due 10/25/60 6.46% 09/01/29
OBX Trust 2024-NQM3, 6.43% due 12/25/63 7.43% 02/01/28
OBX Trust 2024-NQM2, 6.18% due 12/25/63 7.18% 01/01/28
OBX Trust 2025-NQM16, 5.21% due 08/25/65 6.21% 09/01/29
OBX Trust 2024-NQM9, 6.44% due 01/25/64 7.66% 06/01/28
OBX Trust 2024-NQM11, 6.13% due 06/25/64 7.08% 07/01/28
OBX Trust 2024-NQM13, 5.37% due 06/25/64 6.37% 08/01/28
OBX Trust 2024-NQM5, 6.29% due 01/25/64 7.29% 03/01/28
OBX Trust 2024-NQM6, 6.85% due 02/25/64 7.85% 04/01/28
OBX Trust 2024-NQM8, 6.59% due 05/25/64 7.59% 05/01/28
PRPM LLC 2025-7, 5.50% due 08/25/30 8.50% 08/01/28
PRPM LLC 2025-8, 5.39% due 10/25/30 8.39% 10/01/28
PRPM LLC 2025-6, 5.77% due 08/25/28 5.77% 08/01/28
RCKT Mortgage Trust 2024-CES4, 6.15% due 06/25/44 7.15% 05/01/28
Saluds Grade Alternative Mortgage Trust 2025-RRTL1, 5.32% due 10/25/40 6.32% 03/01/28

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES E (TOTAL RETURN BOND SERIES)
March 31, 2026
| 27
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Name
Coupon Rate at
Next Reset Date
Next Rate Reset
Date
Towd Point Mortgage Trust 2025-CES4, 5.46% due 10/25/65 6.46% 10/01/29
Towd Point Mortgage Trust 2025-FIX1, 5.16% due 09/25/65 6.16% 09/01/29
Vista Point Securitization Trust 2024-CES3, 5.68% due 01/25/55 6.68% 12/01/28
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including
Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy
Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The
Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.
gov/ix?doc=/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form
N-CSR is available publicly or upon request.
Transactions during the period ended March 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
12/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Mutual Funds
Guggenheim Variable
Insurance Strategy Fund
III — Institutional Shares $ 26,595,868 $ 5,348,585 $ — $ — $ (85,329) $ 31,859,124 1,286,717 $ 363,512

28 |
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
SERIES F (FLOATING RATE STRATEGIES SERIES)
March 31, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 0 .7%
INDUSTRIAL - 0 .4%
API Heat Transfer
Intermediate*
,a
123 $ 158,145
BP Holdco LLC*
,a,b
11,609 6,963
Total Industrial 165,108
FINANCIAL - 0 .2%
Fusion Buyer LLC*
2,340 80,437
CONSUMER, CYCLICAL - 0 .1%
Asphalt Atd Holdco LLC
a
23,999 42,718
FG Parent LLC
a
2,340 1,463
Total Consumer, Cyclical 44,181
COMMUNICATIONS - 0 .0%
LuxCo 3 SARL
789 13,131
Xplore, Inc.*
3,953 2,842
Total Communications 15,973
CONSUMER, NON-CYCLICAL - 0 .0%
WW International, Inc.*
531 7,296
Total Common Stocks
(Cost $657,765) 312,995
PREFERRED STOCKS - 0 .1%
FINANCIAL - 0 .1%
Keenova 269 23,179
Par Health 269 1,480
Total Financial 24,659
Total Preferred Stocks
(Cost $28,111) 24,659
RIGHTS - 0 .0%
BASIC MATERIALS - 0 .0%
Asphalt Intermediate Holdco
LLC*
,a
1,071 4
COMMUNICATIONS - 0 .0%
Xplore, Inc.
a
302 —
Total Rights
(Cost $—) 4
MUTUAL FUNDS - 5 .0%
Guggenheim Floating
Rate Strategies Fund —
Institutional Shares
b
96,600 2,219,878
Total Mutual Funds
(Cost $2,355,660) 2,219,878
MONEY MARKET FUNDS
c
- 4 .8%
Federated Hermes U.S.
Treasury Cash Reserves
Fund — Institutional
Shares, 3.51%
d
2,096,421 2,096,421
Total Money Market Funds
(Cost $2,096,421) 2,096,421
A
A
A
FACE
AMOUNT VALUE
SENIOR FLOATING RATE INTERESTS - 88 .7%
CONSUMER, CYCLICAL - 20 .1%
AI Aqua Merger Sub, Inc.
6.41% (3 Month Term SOFR +
2.50%, Rate Floor: 0.50%)
due 07/30/28
◊
$ 496,250 $ 494,776
Burlington Coat Factory
Warehouse Corp.
5.42% (1 Month Term SOFR
+ 1.75%) due 09/24/31
◊
494,975 493,737
PetSmart LLC
7.67% (1 Month Term SOFR
+ 4.00%) due 08/09/32
◊
493,136 489,314
Alterra Mountain Co.
6.17% (1 Month Term SOFR
+ 2.50%) due 08/17/28
◊
238,454 238,008
6.17% (1 Month Term SOFR
+ 2.50%) due 05/31/30
◊
197,510 197,263
Flutter Financing BV
5.45% (3 Month Term SOFR +
1.75%, Rate Floor: 0.50%)
due 11/30/30
◊
430,100 424,724
AS Mileage Plan IP Ltd.
5.42% (3 Month Term SOFR
+ 1.75%) due 10/15/31
◊
403,583 400,891
US LBM
7.52% (1 Month Term SOFR +
3.75%, Rate Floor: 0.75%)
due 06/06/31
◊
408,735 325,917
Entain Holdings (Gibraltar) Ltd.
5.95% (3 Month Term SOFR
+ 2.25%) due 10/31/29
◊
297,316 296,992
Arcis Golf LLC
6.42% (1 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 11/24/28
◊
247,663 247,458
Core & Main, LP
5.68% (1 Month Term SOFR
+ 2.00%) due 02/10/31
◊
245,023 245,023
Air Canada
5.42% (1 Month Term SOFR
+ 1.75%) due 03/21/31
◊
246,233 243,874
Peer Holding III BV
6.20% (3 Month Term SOFR
+ 2.50%) due 07/01/31
◊
241,938 241,183
TRQ Sales LLC
6.95% (3 Month Term SOFR
+ 3.25%) due 08/13/32
◊
245,250 237,127
Sweetwater Borrower LLC
7.67% (1 Month Term SOFR
+ 4.00%) due 02/17/33
◊
230,471 230,329
1011778 BC ULC
5.42% (1 Month Term SOFR
+ 1.75%) due 09/20/30
◊
222,784 222,144
Life Time, Inc.
5.67% (1 Month Term SOFR
+ 2.00%) due 11/05/31
◊
217,980 217,775

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES F (FLOATING RATE STRATEGIES SERIES)
March 31, 2026
| 29
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT VALUE
SENIOR FLOATING RATE INTERESTS - 88.7% (continued)
CONSUMER, CYCLICAL - 20.1% (continued)
Caesars Entertainment, Inc.
5.92% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 02/06/30
◊
$ 200,970 $ 194,941
5.92% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 02/06/31
◊
14,774 14,312
FCG Acquisitions, Inc.
6.92% (1 Month Term SOFR
+ 3.25%) due 03/04/33
◊
200,000 199,750
Hunter Douglas, Inc.
6.70% (3 Month Term SOFR
+ 3.00%) due 01/17/32
◊
183,029 181,961
DK Crown Holdings, Inc.
5.42% (1 Month Term SOFR
+ 1.75%) due 03/04/32
◊
173,193 172,870
Beach Acquisition Bidco LLC
6.95% (3 Month Term SOFR
+ 3.25%) due 06/28/32
◊
169,575 169,787
Recess Holdings, Inc.
7.42% (3 Month Term SOFR +
3.75%, Rate Floor: 1.00%)
due 02/20/30
◊
167,383 167,562
International Entertainment Jjco
3 Ltd.
6.67% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 04/29/32
◊
163,766 163,356
Gulfside Supply, Inc.
6.70% (3 Month Term SOFR
+ 3.00%) due 06/17/31
◊
167,355 152,502
Boots Group Bidco Ltd.
6.92% (3 Month Term SOFR
+ 3.25%) due 08/30/32
◊
151,720 152,099
Bulldog Purchaser, Inc.
6.91% (3 Month Term SOFR +
3.25%, Rate Floor: 0.50%)
due 02/04/33
◊
150,000 149,625
Betclic Everest Group SAS
due 12/10/31
e
150,000 149,344
UFC Holdings LLC
5.66% (3 Month Term SOFR
+ 2.00%) due 11/21/31
◊
138,802 138,625
Hayward Industries, Inc.
6.28% (1 Month Term SOFR +
2.50%, Rate Floor: 1.50%)
due 05/30/28
◊
129,907 130,043
Station Casinos LLC
5.67% (1 Month Term SOFR
+ 2.00%) due 03/14/31
◊
128,687 128,543
Evergreen Acqco 1, LP
6.69% (3 Month Term SOFR
+ 3.00%) due 09/13/32
◊
121,354 121,405
SeaWorld Parks &
Entertainment, Inc.
5.67% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 12/04/31
◊
123,125 121,278
A
A
A
FACE
AMOUNT VALUE
SENIOR FLOATING RATE INTERESTS - 88.7% (continued)
CONSUMER, CYCLICAL - 20.1% (continued)
Park River Holdings, Inc.
8.16% (3 Month Term SOFR +
4.50%, Rate Floor: 0.75%)
due 03/15/31
◊
$ 110,000 $ 107,292
Live Nation Entertainment, Inc.
5.67% (1 Month Term SOFR
+ 2.00%) due 10/21/32
◊
106,733 106,599
SGH2 LLC
8.20% (3 Month Term SOFR
+ 4.50%) due 07/19/32
◊
107,958 105,933
Fertitta Entertainment LLC
6.92% (1 Month Term SOFR +
3.25%, Rate Floor: 0.50%)
due 01/27/29
◊
98,462 96,407
HNI Corp.
5.67% (1 Month Term SOFR
+ 2.00%) due 12/10/32
◊
87,780 88,219
Vista Management Holding, Inc.
7.41% (3 Month Term SOFR
+ 3.75%) due 04/01/31
◊
89,093 88,035
Topgolf Callaway Brands
6.42% (1 Month Term SOFR
+ 2.75%) due 03/15/30
◊
75,363 75,552
Asphalt Atd Holdco LLC
10.70% (3 Month Term SOFR
+ 6.67%) (in-kind rate was
4.00%) due 02/28/30
◊,a,f
88,396 70,717
Openlane, Inc.
6.14% (3 Month Term SOFR
+ 2.50%) due 10/08/32
◊,a
64,838 64,756
Pacific Bells LLC
7.20% (3 Month Term SOFR +
3.50%, Rate Floor: 0.50%)
due 11/13/28
◊
64,675 64,756
Sabre GLBL, Inc.
9.77% (1 Month Term SOFR +
6.00%, Rate Floor: 1.50%)
due 11/15/29
◊
74,772 58,483
VSE Corp.
due 03/17/33
e
50,000 49,896
Six Flags Entertainment Corp.
5.67% (1 Month Term SOFR
+ 2.00%) due 05/01/31
◊
44,547 43,823
QXO Building Products, Inc.
5.67% (1 Month Term SOFR
+ 2.00%) due 04/30/32
◊
35,889 35,779
Total Consumer, Cyclical 8,810,785
CONSUMER, NON-CYCLICAL - 17 .2%
Grifols Worldwide Operations
USA, Inc.
5.77% (1 Month Term SOFR +
2.00%, Rate Floor: 1.00%)
due 11/15/27
◊
506,913 506,138
Dermatology Intermediate
Holdings III, Inc.
7.92% (3 Month Term SOFR +
4.25%, Rate Floor: 0.50%)
due 03/30/29
◊
449,273 422,689

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES F (FLOATING RATE STRATEGIES SERIES)
March 31, 2026
30 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT VALUE
SENIOR FLOATING RATE INTERESTS - 88.7% (continued)
CONSUMER, NON-CYCLICAL - 17.2% (continued)
Froneri US, Inc.
5.88% (6 Month Term SOFR
+ 2.25%) due 09/30/31
◊
$ 385,999 $ 377,757
Grant Thornton Advisors
Holding LLC
6.42% (1 Month Term SOFR
+ 2.75%) due 06/02/31
◊
405,885 377,262
Conair Holdings LLC
7.53% (1 Month Term SOFR +
3.75%, Rate Floor: 0.50%)
due 05/17/28
◊
439,063 305,461
Fugue Finance LLC
5.92% (3 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 01/09/32
◊
272,368 268,538
IVI America LLC
6.95% (3 Month Term SOFR
+ 3.25%) due 04/09/31
◊
254,689 255,963
Aggreko Holdings, Inc.
6.66% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 05/21/31
◊
248,125 247,738
Upbound Group, Inc.
6.42% (3 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 08/12/32
◊
245,532 245,021
Prime Security Services
Borrower LLC
5.66% (1 Month Term SOFR
+ 2.00%) due 10/13/30
◊
244,704 243,392
Eagle Parent Corp.
7.95% (3 Month Term SOFR +
4.25%, Rate Floor: 0.50%)
due 04/02/29
◊
216,000 216,315
Galaxy US Opco, Inc.
8.92% (3 Month Term SOFR +
5.25%, Rate Floor: 0.50%)
due 07/31/30
◊
249,380 214,200
WEX, Inc.
5.42% (1 Month Term SOFR
+ 1.75%) due 03/31/28
◊
209,009 207,834
Amspec Parent LLC
7.20% (3 Month Term SOFR
+ 3.50%) due 12/22/31
◊
198,889 198,060
Belron Finance 2019 LLC
5.66% (3 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 10/16/31
◊
197,014 196,817
Thevelia US LLC
6.70% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 06/18/29
◊
199,933 195,769
Imagefirst Holdings LLC
6.67% (3 Month Term SOFR
+ 3.00%) due 03/07/32
◊
188,575 187,632
A
A
A
FACE
AMOUNT VALUE
SENIOR FLOATING RATE INTERESTS - 88.7% (continued)
CONSUMER, NON-CYCLICAL - 17.2% (continued)
Congruex Group LLC
5.35% (3 Month Term SOFR +
1.50%, Rate Floor: 0.75%)
(in-kind rate was 5.00%)
due 05/03/29
◊,f
$ 266,908 $ 179,450
Resonetics LLC
6.42% (3 Month Term SOFR +
2.75%, Rate Floor: 0.75%)
due 06/18/31
◊
166,740 165,855
Chef's Warehouse Parent LLC
6.17% (1 Month Term SOFR +
2.50%, Rate Floor: 0.50%)
due 08/23/29
◊
163,667 163,871
API Group DE, Inc.
5.42% (1 Month Term SOFR
+ 1.75%) due 01/03/29
◊
152,912 152,686
Primo Brands Corp.
due 03/18/31
e
150,000 150,163
Spring Education Group, Inc.
6.95% (3 Month Term SOFR
+ 3.25%) due 10/04/30
◊
142,784 141,321
Medline Borrower, LP
5.42% (1 Month Term SOFR +
1.75%, Rate Floor: 0.50%)
due 10/23/30
◊
136,302 136,451
Secretariat Advisors LLC
7.70% (3 Month Term SOFR
+ 4.00%) due 02/28/32
◊
136,627 133,894
Pacific Dental Services LLC
6.18% (1 Month Term SOFR
+ 2.50%) due 03/15/31
◊
127,560 127,560
ASP Dream Acquisition
Company LLC
8.02% (1 Month Term SOFR +
4.25%, Rate Floor: 0.75%)
due 12/15/28
◊
128,772 118,149
Ingenovis Health, Inc.
8.18% (3 Month Term SOFR +
4.25%, Rate Floor: 0.75%)
due 03/06/28
◊
428,916 117,236
Mamba Purchaser, Inc.
6.42% (1 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 10/14/31
◊
114,713 114,737
Lernen US Finco LLC
7.32% (3 Month Term SOFR
+ 3.50%) due 10/27/31
◊
119,102 114,239
Midwest Physician
Administrative Services
6.96% (3 Month Term SOFR +
3.00%, Rate Floor: 1.75%)
due 03/12/28
◊
131,611 111,770
1261229 BC Ltd.
9.92% (1 Month Term SOFR
+ 6.25%) due 10/08/30
◊
108,183 104,246
Snacking Investments US LLC
6.67% (3 Month Term SOFR
+ 3.00%) due 10/29/32
◊
100,000 99,958

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES F (FLOATING RATE STRATEGIES SERIES)
March 31, 2026
| 31
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT VALUE
SENIOR FLOATING RATE INTERESTS - 88.7% (continued)
CONSUMER, NON-CYCLICAL - 17.2% (continued)
Hopper Merger Sub, Inc.
due 01/14/33
e
$ 100,000 $ 98,750
Medical Solutions Holdings, Inc.
7.27% (3 Month Term SOFR +
3.50%, Rate Floor: 0.50%)
due 11/01/28
◊
480,449 95,288
US Fertility Enterprises LLC
7.17% (3 Month Term SOFR
+ 3.50%) due 12/30/32
◊
86,842 86,516
Concentra Health Services, Inc.
5.67% (1 Month Term SOFR
+ 2.00%) due 07/28/31
◊
83,940 84,149
Transnetwork LLC
8.45% (3 Month Term SOFR +
4.75%, Rate Floor: 0.50%)
due 12/30/30
◊,a
90,906 81,816
US Radiology Specialists
6.70% (3 Month Term SOFR
+ 3.00%) due 12/13/32
◊
74,813 74,953
Anticimex Global AB
6.56% (3 Month Term SOFR
+ 2.90%) due 11/17/31
◊
72,337 72,352
Composecure Holdings LLC
5.93% (1 Month Term SOFR
+ 2.25%) due 01/14/33
◊
55,000 54,760
Del Monte Foods, Inc.
11.77% (1 Month Term SOFR
+ 8.00%) due 08/02/28
◊
100,462 47,468
8.02% (1 Month Term SOFR +
4.35%, Rate Floor: 0.50%)
due 08/02/28
◊
158,815 4,764
Citrin Cooperman Advisors LLC
6.70% (3 Month Term SOFR
+ 3.00%) due 04/01/32
◊
49,845 47,789
Weight Watchers International
Holdings Ltd.
10.51% (3 Month Term SOFR
+ 6.80%, Rate Floor:
0.50%) due 06/24/30
◊
27,129 19,424
Total Consumer, Non-cyclical 7,566,201
INDUSTRIAL - 15 .1%
Merlin Buyer, Inc.
7.67% (1 Month Term SOFR +
4.00%, Rate Floor: 0.50%)
due 12/14/28
◊
211,538 211,538
due 03/26/33
e
190,000 190,000
Azuria Water Solutions, Inc.
6.67% (1 Month Term SOFR +
3.00%, Rate Floor: 0.75%)
due 05/17/28
◊
213,054 210,710
due 01/27/33
e
105,493 104,306
Indicor LLC
6.20% (3 Month Term SOFR
+ 2.50%) due 11/22/29
◊
297,744 297,456
EMRLD Borrower, LP
5.95% (3 Month Term SOFR
+ 2.25%) due 08/04/31
◊
266,838 266,171
A
A
A
FACE
AMOUNT VALUE
SENIOR FLOATING RATE INTERESTS - 88.7% (continued)
INDUSTRIAL - 15.1% (continued)
Genesee & Wyoming, Inc.
5.45% (3 Month Term SOFR
+ 1.75%) due 04/10/31
◊
$ 256,620 $ 255,203
Quikrete Holdings, Inc.
5.92% (1 Month Term SOFR
+ 2.25%) due 04/14/31
◊
138,847 138,547
5.92% (1 Month Term SOFR
+ 2.25%) due 02/10/32
◊
64,350 64,189
5.92% (1 Month Term SOFR
+ 2.25%) due 03/19/29
◊
42,491 42,431
Enviri Corp.
6.03% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 06/09/28
◊
241,751 240,743
Cobham Ultra SeniorCo SARL
7.79% (6 Month Term SOFR +
3.75%, Rate Floor: 0.50%)
due 08/03/29
◊
237,966 238,382
Hobbs & Associates LLC
6.42% (1 Month Term SOFR
+ 2.75%) due 07/23/31
◊
213,085 211,265
Pelican Products, Inc.
8.21% (3 Month Term SOFR +
4.25%, Rate Floor: 0.50%)
due 12/29/28
◊
237,307 209,538
Transdigm, Inc.
6.17% (1 Month Term SOFR
+ 2.50%) due 02/28/31
◊
192,824 192,803
Arcosa, Inc.
5.67% (1 Month Term SOFR
+ 2.00%) due 10/01/31
◊
190,982 190,585
Blackfin Pipeline LLC
6.69% (1 Month Term SOFR
+ 3.00%) due 09/29/32
◊
185,535 186,288
Michael Baker International LLC
7.67% (3 Month Term SOFR +
4.00%, Rate Floor: 0.75%)
due 12/01/28
◊
178,600 178,376
Dynasty Acquisition Co., Inc.
5.67% (1 Month Term SOFR
+ 2.00%) due 10/31/31
◊
174,637 174,559
Cube A&D Buyer, Inc.
6.67% (3 Month Term SOFR
+ 3.00%) due 10/17/31
◊
172,777 172,489
Pregis Topco LLC
7.67% (1 Month Term SOFR
+ 4.00%) due 02/01/29
◊
170,732 170,390
Owens-Illinois Group, Inc.
6.67% (1 Month Term SOFR
+ 3.00%) due 09/30/32
◊
165,386 163,455
Fluidra Finco SL
5.69% (1 Month Term SOFR +
1.93%, Rate Floor: 0.50%)
due 01/29/29
◊
160,259 160,099
Savage Enterprises LLC
6.17% (1 Month Term SOFR
+ 2.50%) due 08/05/32
◊
142,424 142,268

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES F (FLOATING RATE STRATEGIES SERIES)
March 31, 2026
32 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT VALUE
SENIOR FLOATING RATE INTERESTS - 88.7% (continued)
INDUSTRIAL - 15.1% (continued)
Mi Windows & Doors LLC
6.42% (1 Month Term SOFR
+ 2.75%) due 03/28/31
◊
$ 153,906 $ 141,337
Energizer Holdings, Inc.
5.67% (1 Month Term SOFR
+ 2.00%) due 03/19/32
◊
139,888 139,363
Tiger Acquisition LLC
6.18% (1 Month Term SOFR
+ 2.50%) due 08/16/32
◊
134,325 134,359
API Heat Transfer Thermasys
Corp.
10.46% (3 Month Term SOFR
+ 6.50%) due 11/28/29
◊,a
128,313 128,313
Engineering Research &
Consulting LLC
8.70% (3 Month Term SOFR
+ 5.00%) due 08/29/31
◊
148,125 115,537
STS Operating, Inc.
7.77% (1 Month Term SOFR
+ 4.00%) due 03/25/31
◊
114,660 114,541
Pro Mach Group, Inc.
6.42% (1 Month Term SOFR
+ 2.75%) due 10/15/32
◊
109,725 109,451
OEP Glass Purchaser LLC
7.70% (3 Month Term SOFR
+ 4.00%) due 03/07/33
◊
105,000 103,162
Brown Group Holding LLC
6.17% (3 Month Term SOFR +
2.50%, Rate Floor: 0.50%)
due 07/01/31
◊
99,246 99,334
Red Spv LLC
5.92% (1 Month Term SOFR
+ 2.25%) due 03/15/32
◊
96,637 96,395
Mannington Mills, Inc.
8.45% (3 Month Term SOFR
+ 4.75%) due 03/25/32
◊,a
97,183 94,754
Frontdoor, Inc.
5.92% (1 Month Term SOFR
+ 2.25%) due 12/19/31
◊
94,677 94,736
Tega MC Australia Holdings
Pty Ltd.
due 03/24/33
e
95,000 94,287
Construction Partners, Inc.
6.17% (1 Month Term SOFR
+ 2.50%) due 11/03/31
◊
93,813 93,666
GFL ES US LLC
6.17% (3 Month Term SOFR
+ 2.50%) due 03/03/32
◊
89,500 89,445
Proampac PG Borrower LLC
7.78% (1 Month Term SOFR
+ 4.00%) due 03/07/33
◊
85,000 81,876
LSF12 Phoenix Holdco LLC
due 03/05/33
e
80,000 79,000
TransDigm, Inc.
6.17% (1 Month Term SOFR
+ 2.50%) due 01/19/32
◊
78,800 78,775
A
A
A
FACE
AMOUNT VALUE
SENIOR FLOATING RATE INTERESTS - 88.7% (continued)
INDUSTRIAL - 15.1% (continued)
Graham Packaging Co., Inc.
5.92% (1 Month Term SOFR
+ 2.25%) due 01/26/33
◊
$ 75,000 $ 74,146
Gibraltar Industries, Inc.
5.92% (1 Month Term SOFR
+ 2.25%) due 02/02/33
◊,a
64,615 64,212
Madison Safety & Flow LLC
6.18% (1 Month Term SOFR
+ 2.50%) due 09/26/31
◊
60,148 60,111
Arcwood Environmental, Inc.
due 03/20/33
e
43,000 43,000
Knife River Corp.
5.67% (3 Month Term SOFR
+ 2.00%) due 03/08/32
◊
41,626 41,712
Salas Obrien, Inc.
6.42% (1 Month Term SOFR
+ 2.75%) due 01/31/33
◊,a
39,857 39,757
Graftech Finance, Inc.
9.67% (3 Month Term SOFR +
6.00%, Rate Floor: 2.00%)
due 12/21/29
◊
28,445 26,863
Total Industrial 6,649,923
FINANCIAL - 10 .9%
Blackhawk Network Holdings,
Inc.
7.17% (1 Month Term SOFR +
3.50%, Rate Floor: 1.00%)
due 03/12/29
◊
494,957 487,904
Iron Mountain Information
Management Services, Inc.
5.67% (1 Month Term SOFR
+ 2.00%) due 01/31/31
◊
382,702 379,832
Citadel Securities Global
Holdings LLC
5.70% (3 Month Term SOFR
+ 2.00%) due 10/31/31
◊
349,329 349,525
Ardonagh Midco 3 Ltd.
6.37% (6 Month Term SOFR
+ 2.75%) due 02/15/31
◊
271,076 264,470
Jane Street Group LLC
5.67% (3 Month Term SOFR
+ 2.00%) due 12/15/31
◊
269,046 263,818
Nexus Buyer LLC
7.17% (1 Month Term SOFR
+ 3.50%) due 07/31/31
◊
265,595 254,852
Acuren Delaware Holdco, Inc.
6.42% (1 Month Term SOFR
+ 2.75%) due 07/30/31
◊
248,116 247,572
Asurion LLC
7.92% (1 Month Term SOFR
+ 4.25%) due 09/19/30
◊
237,705 234,988
HarbourVest Partners, LP
5.70% (3 Month Term SOFR
+ 2.00%) due 04/19/30
◊,a
234,352 233,766
USI, Inc.
5.95% (3 Month Term SOFR
+ 2.25%) due 11/21/29
◊
202,687 202,054

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES F (FLOATING RATE STRATEGIES SERIES)
March 31, 2026
| 33
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT VALUE
SENIOR FLOATING RATE INTERESTS - 88.7% (continued)
FINANCIAL - 10.9% (continued)
Tegra118 Wealth Solutions, Inc.
7.67% (3 Month Term SOFR
+ 4.00%) due 01/27/33
◊
$ 187,836 $ 182,984
Virtu Financial
6.17% (1 Month Term SOFR +
2.50%, Rate Floor: 0.50%)
due 06/21/31
◊
173,250 172,961
CFC US 2025 LLC
7.16% (3 Month Term SOFR
+ 3.50%) due 05/29/32
◊
144,638 137,767
Starwood Property Mortgage
LLC
5.67% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 01/02/30
◊
128,645 128,485
Jefferies Finance LLC
6.43% (1 Month Term SOFR
+ 2.75%) due 10/21/31
◊
119,044 116,960
Blackstone Mortgage Trust, Inc.
6.17% (1 Month Term SOFR +
2.50%, Rate Floor: 0.50%)
due 12/10/30
◊
60,000 59,850
6.17% (1 Month Term SOFR
+ 2.50%) due 12/19/32
◊
49,875 49,750
Orion Us Finco, Inc.
7.15% (3 Month Term SOFR
+ 3.50%) due 10/08/32
◊
110,000 108,786
Citco Funding LLC
5.67% (3 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 01/30/33
◊
104,738 104,246
Outfront Media Capital LLC
5.68% (1 Month Term SOFR
+ 2.00%) due 09/16/32
◊
98,800 98,862
IMC Global Holdings LLC
6.67% (1 Month Term SOFR
+ 3.00%) due 06/18/32
◊
84,363 84,468
Walker & Dunlop, Inc.
5.67% (1 Month Term SOFR
+ 2.00%) due 03/14/32
◊,a
75,511 75,416
Eisner Advisory Group
7.67% (1 Month Term SOFR +
4.00%, Rate Floor: 0.50%)
due 02/28/31
◊
74,968 71,188
Osaic Holdings, Inc.
6.20% (3 Month Term SOFR
+ 2.50%) due 07/30/32
◊
66,600 65,293
Saphilux SARL
6.73% (6 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 07/27/28
◊
64,512 64,367
Hightower Holding LLC
6.41% (3 Month Term SOFR
+ 2.75%) due 02/03/32
◊
63,565 62,810
Focus Financial Partners LLC
6.17% (1 Month Term SOFR
+ 2.50%) due 09/15/31
◊
64,897 62,713
A
A
A
FACE
AMOUNT VALUE
SENIOR FLOATING RATE INTERESTS - 88.7% (continued)
FINANCIAL - 10.9% (continued)
CPI Holdco B LLC
5.67% (1 Month Term SOFR
+ 2.00%) due 05/17/31
◊
$ 59,196 $ 58,746
Orion Advisor Solutions, Inc.
6.42% (3 Month Term SOFR
+ 2.75%) due 09/24/30
◊
56,509 55,403
Jones Deslauriers Insurance
Management, Inc.
6.66% (3 Month Term SOFR
+ 3.00%) due 02/02/33
◊
50,000 48,500
GTCR Everest Borrower LLC
6.20% (3 Month Term SOFR
+ 2.50%) due 09/05/31
◊
34,315 34,042
Aretec Group, Inc.
6.67% (1 Month Term SOFR
+ 3.00%) due 08/09/30
◊
26,264 25,909
Ascensus Group Holdings
6.67% (1 Month Term SOFR
+ 3.00%) due 11/25/32
◊
16,471 16,188
Total Financial 4,804,475
TECHNOLOGY - 10 .0%
Ascend Learning LLC
6.67% (1 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 12/11/28
◊
494,356 481,997
Boxer Parent Co., Inc.
6.67% (3 Month Term SOFR
+ 3.00%) due 07/30/31
◊
480,516 444,328
Amentum Holdings, Inc.
5.67% (1 Month Term SOFR
+ 2.00%) due 09/29/31
◊
407,658 407,320
DS Admiral Bidco LLC
7.95% (3 Month Term SOFR
+ 4.25%) due 06/26/31
◊
423,472 396,213
Pushpay USA, Inc.
7.45% (3 Month Term SOFR
+ 3.75%) due 08/15/31
◊
256,691 248,990
Athena Health Group, Inc.
6.42% (1 Month Term SOFR +
2.75%, Rate Floor: 0.50%)
due 02/15/29
◊
247,500 242,550
Blue Finco SARL
6.95% (3 Month Term SOFR
+ 3.25%) due 07/12/32
◊
248,125 236,339
Capstone Borrower, Inc.
6.45% (3 Month Term SOFR
+ 2.75%) due 06/17/30
◊
242,681 230,305
Modena Buyer LLC
7.92% (3 Month Term SOFR
+ 4.25%) due 07/01/31
◊
234,234 209,574
Xerox Corp.
7.70% (6 Month Term SOFR +
4.00%, Rate Floor: 0.50%)
due 11/19/29
◊
313,847 197,723
Zodiac Purchaser LLC
7.17% (1 Month Term SOFR
+ 3.50%) due 02/14/32
◊
202,067 185,649

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES F (FLOATING RATE STRATEGIES SERIES)
March 31, 2026
34 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT VALUE
SENIOR FLOATING RATE INTERESTS - 88.7% (continued)
TECHNOLOGY - 10.0% (continued)
OAK-Eagle Acquireco, Inc.
due 03/24/33
e
$ 185,000 $ 183,844
SS&C Technologies, Inc.
5.67% (1 Month Term SOFR
+ 2.00%) due 05/09/31
◊
116,550 116,090
Kaseya, Inc.
6.92% (1 Month Term SOFR
+ 3.25%) due 03/22/32
◊
119,397 111,188
PointClickCare Technologies,
Inc.
6.42% (1 Month Term SOFR
+ 2.75%) due 11/03/31
◊
103,953 103,303
Epicor Software
6.17% (1 Month Term SOFR
+ 2.50%) due 05/30/31
◊
105,216 103,085
IGT Holding IV AB
6.70% (3 Month Term SOFR
+ 3.00%) due 09/01/31
◊
90,000 89,100
Waystar Technologies, Inc.
5.67% (1 Month Term SOFR
+ 2.00%) due 10/22/29
◊,a
80,803 80,500
Dayforce, Inc.
6.66% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 02/04/33
◊
80,000 75,578
Cloud Software Group, Inc.
6.95% (3 Month Term SOFR
+ 3.25%) due 08/09/32
◊
59,700 54,444
6.95% (3 Month Term SOFR
+ 3.25%) due 03/24/31
◊
18,324 16,730
World Wide Technology Holding
Co. LLC
5.67% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 03/01/30
◊
69,127 68,738
Dye & Durham Corp.
8.05% (3 Month Term SOFR +
4.25%, Rate Floor: 1.00%)
due 04/11/31
◊
73,620 61,841
Clearwater Analytics LLC
5.67% (1 Month Term SOFR
+ 2.00%) due 02/10/32
◊
49,750 49,688
CCC Intelligent Solutions, Inc.
5.67% (1 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 01/23/32
◊
12,942 12,829
Total Technology 4,407,946
COMMUNICATIONS - 6 .6%
Virgin Media Bristol LLC
7.05% (6 Month Term SOFR
+ 3.18%) due 03/02/31
◊
400,406 364,121
Sunrise Financing Partnership
6.10% (6 Month Term SOFR
+ 2.47%) due 02/29/32
◊
304,199 301,823
A
A
A
FACE
AMOUNT VALUE
SENIOR FLOATING RATE INTERESTS - 88.7% (continued)
COMMUNICATIONS - 6.6% (continued)
Zayo Group Holdings, Inc.
6.78% (1 Month Term SOFR
+ 3.00%) (in-kind rate was
0.50%) due 03/11/30
◊,f
$ 257,490 $ 252,428
Gen Digital, Inc.
5.42% (1 Month Term SOFR +
1.75%, Rate Floor: 0.50%)
due 09/12/29
◊
206,430 204,107
5.42% (1 Month Term SOFR
+ 1.75%) due 04/16/32
◊
44,663 43,909
Midcontinent Communications
6.17% (1 Month Term SOFR
+ 2.50%) due 08/16/31
◊
246,250 243,992
Speedster Bidco GmbH
6.70% (3 Month Term SOFR +
3.00%, Rate Floor: 0.50%)
due 12/11/31
◊
240,916 230,226
Go Daddy Operating Co. LLC
5.42% (1 Month Term SOFR
+ 1.75%) due 11/09/29
◊
224,939 221,379
Tripadvisor, Inc.
6.42% (1 Month Term SOFR
+ 2.75%) due 07/08/31
◊
199,291 188,330
Charter Communications
Operating LLC
5.66% (3 Month Term SOFR
+ 2.00%) due 12/07/30
◊
185,725 185,463
Cengage Learning, Inc.
6.67% (3 Month Term SOFR +
3.00%, Rate Floor: 1.00%)
due 03/24/31
◊
187,751 183,545
McGraw-Hill Education, Inc.
6.42% (1 Month Term SOFR
+ 2.75%) due 08/06/31
◊
146,006 145,617
Numericable US LLC
10.55% (3 Month Term SOFR
+ 6.88%) due 05/31/31
◊
132,500 132,583
Level 3 Financing, Inc.
6.92% (1 Month Term SOFR
+ 3.25%) due 03/29/32
◊
103,500 103,392
Xplore, Inc.
6.00% (1 Month Term SOFR
+ 1.61%) due 10/24/31
◊
70,157 44,287
5.28% (1 Month Term SOFR
+ 1.50%) (in-kind rate was
3.50%) due 10/23/29
◊,f
20,463 18,494
CNT Holdings I Corp.
6.17% (3 Month Term SOFR +
2.50%, Rate Floor: 0.75%)
due 11/08/32
◊
27,293 27,262
Total Communications 2,890,958
ENERGY - 5 .5%
UGI Energy Services LLC
6.17% (1 Month Term SOFR
+ 2.50%) due 02/22/30
◊
275,916 276,068

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES F (FLOATING RATE STRATEGIES SERIES)
March 31, 2026
| 35
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT VALUE
SENIOR FLOATING RATE INTERESTS - 88.7% (continued)
ENERGY - 5.5% (continued)
Par Petroleum LLC
6.93% (3 Month Term SOFR +
3.25%, Rate Floor: 0.50%)
due 02/28/30
◊
$ 261,225 $ 261,029
GIP Pilot Acquisition Partners,
LP
5.65% (3 Month Term SOFR
+ 2.00%) due 10/04/30
◊
241,069 241,008
Colossus Acquireco LLC
5.38% (1 Month Term SOFR
+ 1.75%) due 07/30/32
◊
201,935 201,082
Liquid Tech Solutions Holdings
LLC
7.17% (1 Month Term SOFR
+ 3.50%) due 10/12/32
◊
185,960 185,612
Whitewater Whistler Holdings
LLC
5.50% (3 Month Term SOFR
+ 1.75%) due 02/15/30
◊
150,875 150,435
Apro LLC
7.43% (1 Month Term SOFR
+ 3.75%) due 07/09/31
◊
147,750 147,935
TerraForm Power Operating
LLC
5.70% (3 Month Term SOFR +
2.00%, Rate Floor: 0.50%)
due 05/21/29
◊
149,087 147,550
Al GCX Holdings LLC
5.92% (1 Month Term SOFR +
2.25%, Rate Floor: 0.50%)
due 12/17/32
◊
140,000 139,868
Buckeye Partners, LP
5.42% (1 Month Term SOFR
+ 1.75%) due 11/22/32
◊
122,698 123,043
Bip PipeCo Holdings LLC
5.65% (3 Month Term SOFR
+ 2.00%) due 12/06/30
◊
114,838 114,886
ITT Holdings LLC
5.64% (1 Month Term SOFR +
1.98%, Rate Floor: 0.50%)
due 10/11/30
◊
112,147 111,692
WhiteWater DBR HoldCo LLC
6.00% (3 Month Term SOFR
+ 2.25%) due 03/03/31
◊
108,353 108,462
Transmontaigne Operating
Co., LP
5.92% (1 Month Term SOFR +
2.25%, Rate Floor: 1.50%)
due 03/16/30
◊
105,000 104,764
WhiteWater Matterhorn
Holdings LLC
5.44% (3 Month Term SOFR
+ 1.75%) due 06/16/32
◊
94,763 94,170
Total Energy 2,407,604
BASIC MATERIALS - 2 .2%
Discovery Purchaser Corp.
7.42% (3 Month Term SOFR +
3.75%, Rate Floor: 0.50%)
due 10/04/29
◊
254,164 249,652
A
A
A
FACE
AMOUNT VALUE
SENIOR FLOATING RATE INTERESTS - 88.7% (continued)
BASIC MATERIALS - 2.2% (continued)
Paint Intermediate III LLC
6.67% (3 Month Term SOFR
+ 3.00%) due 10/09/31
◊
$ 229,421 $ 228,132
Minerals Technologies, Inc.
5.67% (1 Month Term SOFR
+ 2.00%) due 11/26/31
◊
148,125 148,310
A-AP Buyer, Inc.
6.42% (3 Month Term SOFR
+ 2.75%) due 09/09/31
◊,a
118,649 118,649
SCIL US Holdings LLC
7.79% (6 Month Term SOFR
+ 4.00%) due 11/08/32
◊
109,725 109,109
Platform Specialty Products
5.42% (1 Month Term SOFR
+ 1.75%) due 12/18/30
◊
65,000 65,000
Ecovyst Catalyst Technologies
LLC
5.67% (3 Month Term SOFR
+ 2.00%) due 06/12/31
◊
29,178 29,167
Total Basic Materials 948,019
UTILITIES - 1 .1%
Calpine Construction Finance
Co, LP
5.42% (1 Month Term SOFR
+ 1.75%) due 07/31/30
◊
497,500 497,420
Total Senior Floating Rate Interests
(Cost $40,760,754) 38,983,331
CORPORATE BONDS - 0 .8%
ENERGY - 0 .4%
Venture Global Plaquemines
LNG LLC
6.13% due 12/15/30
g
180,000 185,117
CONSUMER, NON-CYCLICAL - 0 .3%
Acadia Healthcare Company,
Inc.
5.00% due 04/15/29
g
110,000 107,097
INDUSTRIAL - 0 .1%
GrafTech Global Enterprises,
Inc.
9.88% due 12/23/29
g
90,000 57,483
Total Corporate Bonds
(Cost $375,307) 349,697
Total Investments - 100.1%
(Cost $46,274,018) $ 43,986,985
Other Assets & Liabilities, net - (0.1)% (41,144)
Total Net Assets - 100.0% $ 43,945,841

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES F (FLOATING RATE STRATEGIES SERIES)
March 31, 2026
36 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
*
Non-income producing security.
◊
Variable rate security. Rate indicated is the rate effective at March 31, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated.
In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a
Value determined based on Level 3 inputs — See Note 3 .
b
Affiliated issuer.
c
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
d
Rate indicated is the 7-day yield as of March 31, 2026.
e
Security is unsettled at period end and may not have a stated effective rate.
f
Payment-in-kind security.
g
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $349,697 (cost $375,307), or 0.8% of total net assets.
LLC — Limited Liability Company
SARL  — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
Forward Foreign Currency Exchange Contracts
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Appreciation
Barclays Bank plc CAD Sell 6,000 4,424 USD 04/14/26 $ 108
JPMorgan Chase Bank, N.A. EUR Sell 13,000 15,063 USD 04/14/26 29
$ 137
CAD — Canadian Dollar
EUR — Euro
plc — Public Limited Company
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 7,296 $ 96,410 $ 209,289 $ 312,995
Preferred Stocks — 24,659 — 24,659
Rights — — 4 4
Mutual Funds 2,219,878 — — 2,219,878
Money Market Funds 2,096,421 — — 2,096,421
Senior Floating Rate Interests — 37,930,675 1,052,656 38,983,331
Corporate Bonds — 349,697 — 349,697
Forward Foreign Currency Exchange Contracts
a
— 137 — 137
Unfunded Loan Commitments ( Note 4 )
a
— — 86 86
Total Assets $ 4,323,595 $ 38,401,578 $ 1,262,035 $ 43,987,208
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Unfunded Loan Commitments ( Note 4 )
a
$ — $ — $ 1,303 $ 1,303

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES F (FLOATING RATE STRATEGIES SERIES)
March 31, 2026
| 37
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Significant changes in a quote, liquidation value, or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.
The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2026, the Fund had securities with a total value of
$358,659 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of
$140,769 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2026:
a
Reported as unrealized appreciation/depreciation at period end.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
March 31, 2026 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
a
Assets:
Common Stocks $ 165,108 Enterprise Value Valuation Multiple 1.4x-6.0x 5.8x
Common Stocks 42,718 Model Price Purchase Price — —
Common Stocks 1,463 Third Party Pricing Broker Quote — —
Rights 4 Model Price Liquidation Value — —
Senior Floating Rate Interests 853,626 Third Party Pricing Broker Quote — —
Senior Floating Rate Interests 199,030 Model Price Purchase Price — —
Unfunded Loan Commitments 86 Model Price Purchase Price — —
Total Assets $ 1,262,035
Liabilities:
Unfunded Loan Commitments $ 1,303 Model Price Purchase Price — —
a
Inputs are weighted by the fair value of the instruments.
Beginning
Balance
Purchases/
(Receipts)
(Sales,
maturities and
paydowns)/
Fundings
Amortization
of premiums/
discounts
Total realized
gains (losses)
included in
earnings
Assets
Senior Floating Rate Interests $ 998,318 $ 108,249 $ (264,103) $ 91 $ 2,005
Common Stocks 239,999 6,157 (25,062) — (543)
Preferred Stocks 12 — (3,049) — 3,049
Rights 6 — — — —

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES F (FLOATING RATE STRATEGIES SERIES)
March 31, 2026
38 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Beginning
Balance
Purchases/
(Receipts)
(Sales,
maturities and
paydowns)/
Fundings
Amortization
of premiums/
discounts
Total realized
gains (losses)
included in
earnings
Assets
Unfunded Loan Commitments $ 884 $ — $ — $ — $ —
Total Assets $ 1,239,219 $ 114,406 $ (292,214) $ 91 $ 4,511
Liabilities
Unfunded Loan Commitments $ — $ — $ — $ — $ —
Total change
in unrealized
appreciation
(depreciation)
included in
earnings
Transfers into
Level 3
Transfers out of
Level 3 Ending Balance
Net change
in unrealized
appreciation
(depreciation) for
investments in
Level 3 securities
still held at March
31, 2026
Assets
Senior Floating Rate Interests $ (9,794) $ 358,659 $ (140,769) $ 1,052,656 $ (13,482)
Common Stocks (11,262) — — 209,289 (9,444)
Preferred Stocks (12) — — — —
Rights (2) — — 4 (2)
Unfunded Loan Commitments (798) — — 86 (153)
Total Assets $ (21,868) $ 358,659 $ (140,769) $ 1,262,035 $ (23,081)
Liabilities
Unfunded Loan Commitments $ (1,303) $ — $ — $ (1,303) $ (1,688)
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the period ended March 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
12/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Common Stocks
BP Holdco LLC* $ 9,490 $ — $ — $ — $ (2,527) $ 6,963 11,609 $ —
Mutual Funds
Guggenheim Floating
Rate Strategies Fund —
Institutional Shares 2,231,202 34,501 — — (45,825) 2,219,878 96,600 39,919
$ 2,240,692 $ 34,501 $ — $ — $ (48,352) $ 2,226,841 $ 39,919
* Non-income producing security.

| 39
SCHEDULE OF INVESTMENTS
(Unaudited)
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
SERIES P (HIGH YIELD SERIES)
March 31, 2026
A
A
A SHARES VALUE
COMMON STOCKS - 0 .3%
FINANCIAL - 0 .1%
Fusion Buyer LLC*
1,170 $ 40,219
CONSUMER, NON-CYCLICAL - 0 .1%
WW International, Inc.*
1,406 19,318
MEDIQ, Inc.*
,a
92 —
Total Consumer, Non-cyclical 19,318
CONSUMER, CYCLICAL - 0 .1%
Asphalt Atd Holdco LLC
a
9,333 16,613
FG Parent LLC
a
1,170 731
Total Consumer, Cyclical 17,344
COMMUNICATIONS - 0 .0%
LuxCo 3 SARL
792 13,181
Xplore, Inc.*
1,647 1,184
Total Communications 14,365
INDUSTRIAL - 0 .0%
YAK BLOCKER 2 LLC
a
1,758 1,569
BP Holdco LLC*
,a,b
523 314
Total Industrial 1,883
ENERGY - 0 .0%
Revenir Energy, Inc.
a
1,969 216
Total Common Stocks
(Cost $265,215) 93,345
PREFERRED STOCKS - 1 .5%
FINANCIAL - 1 .5%
Citigroup, Inc.
7.63% 125,000 129,270
Keenova 940 80,997
Goldman Sachs Group, Inc.
7.50% 75,000 78,298
Bank of America Corp.
6.63% 50,000 51,262
American National Group, Inc.
7.38% 2,000 47,200
Par Health 940 5,170
Total Financial 392,197
INDUSTRIAL - 0 .0%
U.S. Shipping Corp.
a
24,529 2
Total Preferred Stocks
(Cost $1,023,230) 392,199
RIGHTS - 0 .0%
BASIC MATERIALS - 0 .0%
Asphalt Intermediate Holdco
LLC*
,a
417 2
COMMUNICATIONS - 0 .0%
Xplore, Inc.
a
126 —
Total Rights
(Cost $—) 2
A
A
A SHARES VALUE
MONEY MARKET FUNDS
c
- 1 .8%
Dreyfus Treasury Securities
Cash Management Fund —
Institutional Shares, 3.53%
d
470,667 $ 470,667
Total Money Market Funds
(Cost $470,667) 470,667
FACE
AMOUNT
~
CORPORATE BONDS - 90 .9%
CONSUMER, CYCLICAL - 22 .3%
PetSmart LLC / PetSmart
Finance Corp.
7.50% due 09/15/32
e
250,000 251,217
Clarios Global, LP / Clarios US
Finance Co.
4.75% due 06/15/31
e
EUR 100,000 113,475
6.75% due 09/15/32
e
75,000 75,600
6.75% due 05/15/28
e
50,000 50,487
Wolverine World Wide, Inc.
4.00% due 08/15/29
e
225,000 208,264
Allwyn Entertainment Financing
UK plc
7.88% due 04/30/29
e
200,000 204,427
Hilton Domestic Operating
Company, Inc.
5.75% due 09/15/33
e
125,000 124,436
5.50% due 03/31/34
e
75,000 73,273
Deuce Finco plc
7.00% due 11/20/31
e
GBP 150,000 195,478
Scotts Miracle-Gro Co.
4.38% due 02/01/32 200,000 186,793
Wabash National Corp.
4.50% due 10/15/28
e
200,000 175,221
NCL Corp. Ltd.
6.25% due 09/15/33
e
100,000 97,034
5.88% due 01/15/31
e
75,000 72,867
Crocs, Inc.
4.25% due 03/15/29
e
175,000 167,968
Beach Acquisition Bidco LLC
5.25% due 07/15/32
e
EUR 150,000 166,263
RB Global Holdings, Inc.
7.75% due 03/15/31
e
150,000 155,370
Life Time, Inc.
6.00% due 11/15/31
e
150,000 151,188
Scientific Games Holdings, LP
/ Scientific Games US FinCo,
Inc.
6.63% due 03/01/30
e
175,000 150,548
Carnival Corp.
5.13% due 05/01/29
e
150,000 148,917
Newell Brands, Inc.
6.63% due 05/15/32 100,000 95,698
8.50% due 06/01/28
e
50,000 51,610
Boots Group Finco, LP
5.38% due 08/31/32 EUR 125,000 143,729
Suburban Propane Partners, LP
/ Suburban Energy Finance
Corp.
5.00% due 06/01/31
e
150,000 141,132

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES P (HIGH YIELD SERIES)
March 31, 2026
40 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 90.9% (continued)
CONSUMER, CYCLICAL - 22.3% (continued)
Station Casinos LLC
4.63% due 12/01/31
e
150,000 $ 140,053
New Flyer Holdings, Inc.
9.25% due 07/01/30
e
125,000 133,605
Park River Holdings, Inc.
8.75% due 12/31/30
e
84,324 77,666
8.00% due 03/15/31
e
50,000 49,769
JB Poindexter & Company, Inc.
8.75% due 12/15/31
e
125,000 126,696
Allison Transmission, Inc.
5.88% due 12/01/33
e
125,000 124,234
Viking Cruises Ltd.
5.88% due 10/15/33
e
125,000 123,414
Brightstar Lottery plc / Brightstar
Global Solutions Corp.
5.75% due 01/15/33
e
125,000 121,510
Velocity Vehicle Group LLC
8.00% due 06/01/29
e
125,000 116,769
Essendi S.A.
6.38% due 10/15/29
e
EUR 100,000 116,157
Betclic Everest Group SAS
5.13% due 12/10/31
e
EUR 100,000 114,220
Intralot Capital Luxembourg
S.A.
6.75% due 10/15/31
e
EUR 100,000 110,394
Lindblad Expeditions LLC
7.00% due 09/15/30
e
100,000 102,099
Vail Resorts, Inc.
6.50% due 05/15/32
e
100,000 101,127
Six Flags Entertainment Corp. /
Six Flags Theme Parks, Inc. /
Canada's Wonderland Co.
6.63% due 05/01/32
e
100,000 99,760
Motel One GmbH / Muenchen
7.75% due 04/02/31
e
EUR 80,000 95,881
Whirlpool Corp.
6.50% due 06/15/33 100,000 94,743
Penn Entertainment, Inc.
4.13% due 07/01/29
e
100,000 93,520
VOC Escrow Ltd.
5.00% due 02/15/28
e
75,000 74,691
Acushnet Co.
5.63% due 12/01/33
e
75,000 74,420
Wynn Resorts Finance LLC /
Wynn Resorts Capital Corp.
6.25% due 03/15/33
e
75,000 74,220
Lithia Motors, Inc.
5.50% due 10/01/30
e
75,000 73,495
Asbury Automotive Group, Inc.
5.00% due 02/15/32
e
75,000 71,026
Gee Automotive Holdings LLC
7.25% due 03/01/31
e
70,000 70,214
Somnigroup International, Inc.
3.88% due 10/15/31
e
75,000 68,187
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 90.9% (continued)
CONSUMER, CYCLICAL - 22.3% (continued)
Superior Plus, LP
4.25% due 05/18/28
e
CAD 75,000 $ 53,113
QXO Building Products, Inc.
6.75% due 04/30/32
e
50,000 51,000
Wyndham Hotels & Resorts,
Inc.
5.63% due 03/01/33
e
50,000 49,199
Installed Building Products, Inc.
5.63% due 02/01/34
e
50,000 48,790
Caesars Entertainment, Inc.
6.50% due 02/15/32
e
25,000 24,709
Total Consumer, Cyclical 5,875,676
CONSUMER, NON-CYCLICAL - 15 .9%
CPI CG, Inc.
10.00% due 07/15/29
e
255,000 269,117
Tenet Healthcare Corp.
6.13% due 06/15/30 125,000 125,813
6.75% due 05/15/31 75,000 76,660
6.00% due 11/15/33
e
50,000 50,592
Bausch Health Companies, Inc.
4.88% due 06/01/28
e
225,000 206,035
Albion Financing 1 SARL /
Aggreko Holdings, Inc.
7.00% due 05/21/30
e
200,000 204,407
Grifols S.A.
4.75% due 10/15/28
e
200,000 195,894
Williams Scotsman, Inc.
7.38% due 10/01/31
e
125,000 128,172
6.63% due 04/15/30
e
50,000 50,790
Performance Food Group, Inc.
6.13% due 09/15/32
e
125,000 125,231
5.63% due 03/01/34
e
50,000 48,225
AMN Healthcare, Inc.
6.50% due 01/15/31
e
175,000 171,513
United Rentals North America,
Inc.
5.38% due 11/15/33
e
175,000 170,166
TriNet Group, Inc.
7.13% due 08/15/31
e
175,000 169,821
Carriage Services, Inc.
4.25% due 05/15/29
e
175,000 166,247
Darling Ingredients, Inc.
6.00% due 06/15/30
e
150,000 151,048
Graham Holdings Co.
5.63% due 12/01/33
e
150,000 146,944
BCP V Modular Services
Finance II plc
4.75% due 11/30/28
e
EUR 125,000 135,899
Herc Holdings, Inc.
7.00% due 06/15/30
e
50,000 51,269
6.00% due 03/15/34
e
50,000 48,337
7.25% due 06/15/33
e
35,000 35,866
Post Holdings, Inc.
4.63% due 04/15/30
e
75,000 72,000
6.50% due 03/15/36
e
50,000 48,966

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES P (HIGH YIELD SERIES)
March 31, 2026
| 41
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 90.9% (continued)
CONSUMER, NON-CYCLICAL - 15.9% (continued)
Nidda Healthcare Holding
GmbH
5.63% due 02/21/30
e
EUR 100,000 $ 115,331
Sammontana Italia SpA
5.77% (3 Month EURIBOR +
3.75%) due 10/15/31
◊,e
EUR 100,000 115,319
Cidron Atrium SE
5.63% due 02/15/33
e
EUR 100,000 109,792
Albertsons Companies,
Inc. / Safeway, Inc. / New
Albertsons, LP / Albertsons
LLC
6.25% due 03/15/33
e
100,000 100,671
Medline Borrower, LP
5.25% due 10/01/29
e
100,000 99,119
Surgery Center Holdings, Inc.
7.25% due 04/15/32
e
100,000 98,217
ADT Security Corp.
5.88% due 10/15/33
e
100,000 96,851
Upbound Group, Inc.
6.38% due 02/15/29
e
82,000 79,460
Acadia Healthcare Company,
Inc.
7.38% due 03/15/33
e
75,000 76,787
Brink’s Co.
6.75% due 06/15/32
e
75,000 75,916
Block, Inc.
6.00% due 08/15/33
e
75,000 73,761
CompoSecure Holdings LLC
5.63% due 02/01/33
e
75,000 73,271
Central Garden & Pet Co.
4.13% due 04/30/31
e
75,000 69,880
Service Corporation
International
5.75% due 10/15/32 50,000 49,904
Albertsons Companies, Inc.
5.63% due 03/31/32
e
50,000 49,226
DaVita, Inc.
4.63% due 06/01/30
e
50,000 48,076
Perrigo Finance Unlimited Co.
6.13% due 09/30/32 25,000 22,811
Total Consumer, Non-cyclical 4,203,404
INDUSTRIAL - 15 .2%
Enviri Corp.
5.75% due 07/31/27
e
275,000 274,336
Mauser Packaging Solutions
Holding Co.
7.88% due 04/15/30
e
175,000 175,000
9.25% due 04/15/30
e
100,000 92,917
TransDigm, Inc.
6.88% due 12/15/30
e
150,000 153,697
6.63% due 03/01/32
e
50,000 50,993
6.00% due 01/15/33
e
50,000 49,972
Trinity Industries, Inc.
7.75% due 07/15/28
e
200,000 205,007
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 90.9% (continued)
INDUSTRIAL - 15.2% (continued)
New Enterprise Stone & Lime
Company, Inc.
9.75% due 07/15/28
e
200,000 $ 199,797
EnerSys
6.63% due 01/15/32
e
175,000 178,795
Great Lakes Dredge & Dock
Corp.
5.25% due 06/01/29
e
175,000 174,890
Clean Harbors, Inc.
6.38% due 02/01/31
e
150,000 152,336
Waste Pro USA, Inc.
7.00% due 02/01/33
e
150,000 151,688
Crown Americas LLC
5.88% due 06/01/33 150,000 149,931
JH North America Holdings, Inc.
5.88% due 01/31/31
e
150,000 148,754
Standard Building Solutions,
Inc.
6.50% due 08/15/32
e
75,000 75,039
5.88% due 03/15/34
e
75,000 72,314
Quikrete Holdings, Inc.
6.38% due 03/01/32
e
75,000 76,050
6.75% due 03/01/33
e
50,000 50,782
Advanced Drainage Systems,
Inc.
6.38% due 06/15/30
e
125,000 126,086
Builders FirstSource, Inc.
6.75% due 05/15/35
e
50,000 49,952
6.38% due 03/01/34
e
45,000 44,425
4.25% due 02/01/32
e
25,000 23,018
Biffa Group Holdings Ltd.
5.25% due 06/15/31
e
EUR 100,000 111,801
Clearwater Paper Corp.
4.75% due 08/15/28
e
125,000 108,125
Sealed Air Corp / Sealed Air
Corporation US
7.25% due 02/15/31
e
100,000 104,862
EMRLD Borrower, LP / Emerald
Co.-Issuer, Inc.
6.63% due 12/15/30
e
100,000 101,706
Graphic Packaging International
LLC
6.38% due 07/15/32
e
100,000 99,528
Calderys Financing LLC
11.25% due 06/01/28
e
75,000 77,538
AmeriTex HoldCo Intermediate
LLC
7.63% due 08/15/33
e
75,000 77,419
Wrangler Holdco Corp.
6.63% due 04/01/32
e
75,000 77,226
Axon Enterprise, Inc.
6.25% due 03/15/33
e
75,000 76,556
Ball Corp.
5.50% due 09/15/33 75,000 75,043
GrafTech Finance, Inc.
4.63% due 12/23/29
e
130,000 72,057

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES P (HIGH YIELD SERIES)
March 31, 2026
42 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 90.9% (continued)
INDUSTRIAL - 15.2% (continued)
Amsted Industries, Inc.
4.63% due 05/15/30
e
75,000 $ 71,949
MIWD Holdco II LLC / MIWD
Finance Corp.
5.50% due 02/01/30
e
75,000 64,780
Enpro, Inc.
6.13% due 06/01/33
e
50,000 50,573
Brundage-Bone Concrete
Pumping Holdings, Inc.
7.50% due 02/01/32
e
50,000 50,523
Esab Corp.
5.63% due 04/01/31
e
50,000 50,350
AAR Escrow Issuer LLC
6.75% due 03/15/29
e
25,000 25,445
Miter Brands Acquisition Holdco,
Inc. / MIWD Borrower LLC
6.75% due 04/01/32
e
25,000 23,944
Total Industrial 3,995,204
FINANCIAL - 13 .1%
Ardonagh Finco Ltd.
7.75% due 02/15/31
e
225,000 227,636
Nassau Companies of New York
7.88% due 07/15/30
e
225,000 205,531
Jefferies Finance LLC / JFIN
Co.-Issuer Corp.
5.00% due 08/15/28
e
200,000 186,372
Jones Deslauriers Insurance
Management, Inc.
6.88% due 10/01/33
e
200,000 182,964
Jane Street Group / JSG
Finance, Inc.
7.13% due 04/30/31
e
75,000 77,097
6.13% due 11/01/32
e
50,000 49,445
4.50% due 11/15/29
e
50,000 48,460
UWM Holdings LLC
6.63% due 02/01/30
e
100,000 94,317
6.25% due 03/15/31
e
75,000 68,301
Starwood Property Trust, Inc.
7.25% due 04/01/29
e
75,000 77,222
6.50% due 10/15/30
e
75,000 76,066
Assurant, Inc.
7.00% due 03/27/48
f
150,000 150,925
Alliant Holdings Intermediate
LLC / Alliant Holdings
Co.-Issuer
7.00% due 01/15/31
e
75,000 75,638
6.50% due 10/01/31
e
75,000 73,646
PennyMac Financial Services,
Inc.
7.88% due 12/15/29
e
100,000 102,297
6.75% due 02/15/34
e
50,000 46,792
Hunt Companies, Inc.
5.25% due 04/15/29
e
150,000 140,718
VFH Parent LLC / Valor Co.-
Issuer, Inc.
7.50% due 06/15/31
e
125,000 128,439
Iron Mountain, Inc.
5.63% due 07/15/32
e
125,000 121,346
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 90.9% (continued)
FINANCIAL - 13.1% (continued)
United Wholesale Mortgage
LLC
5.75% due 06/15/27
e
75,000 $ 73,816
5.50% due 04/15/29
e
50,000 46,799
Kane Bidco Ltd.
5.77% (3 Month EURIBOR +
3.75%) due 07/15/32
◊,e
EUR 100,000 115,025
Kennedy-Wilson, Inc.
4.75% due 03/01/29 100,000 98,126
GLP Capital, LP / GLP
Financing II, Inc.
5.63% due 03/01/36 100,000 97,260
OneMain Finance Corp.
6.75% due 09/15/33 50,000 47,943
4.00% due 09/15/30 50,000 45,154
Focus Financial Partners LLC
6.75% due 09/15/31
e
75,000 74,486
Ryan Specialty LLC
5.88% due 08/01/32
e
75,000 74,127
HUB International Ltd.
5.63% due 12/01/29
e
50,000 48,502
7.38% due 01/31/32
e
25,000 25,499
SLM Corp.
6.50% due 01/31/30 75,000 73,629
Walker & Dunlop, Inc.
6.63% due 04/01/33
e
75,000 73,326
CrossCountry Intermediate
HoldCo LLC
6.50% due 10/01/30
e
75,000 71,485
Liberty Mutual Group, Inc.
4.30% due 02/01/61
e
100,000 62,328
Asurion LLC / Asurion Co.-
Issuer, Inc.
8.00% due 12/31/32
e
50,000 51,872
Hightower Holding LLC
9.13% due 01/31/30
e
50,000 50,986
USI, Inc.
7.50% due 01/15/32
e
50,000 50,658
Osaic Holdings, Inc.
6.75% due 08/01/32
e
50,000 50,006
Global Atlantic Fin Co.
7.25% due 03/01/56
e,f
50,000 47,128
Aretec Group, Inc.
10.00% due 08/15/30
e
40,000 42,487
Total Financial 3,453,854
COMMUNICATIONS - 7 .7%
CCO Holdings LLC / CCO
Holdings Capital Corp.
4.50% due 05/01/32 225,000 200,986
4.50% due 06/01/33
e
125,000 108,828
7.38% due 02/01/36
e
100,000 99,585
4.25% due 01/15/34
e
100,000 85,549
CSC Holdings LLC
4.13% due 12/01/30
e
200,000 120,018
3.38% due 02/15/31
e
200,000 117,489

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES P (HIGH YIELD SERIES)
March 31, 2026
| 43
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 90.9% (continued)
COMMUNICATIONS - 7.7% (continued)
Sunrise FinCo I BV
4.88% due 07/15/31
e
200,000 $ 190,408
Vmed O2 UK Financing I plc
6.75% due 01/15/33
e
200,000 178,689
Match Group Holdings II LLC
3.63% due 10/01/31
e
150,000 133,363
Cerved Group SpA
7.40% (3 Month EURIBOR +
5.25%, Rate Floor: 5.25%)
due 02/15/29
◊,e
EUR 125,000 126,773
Altice France S.A.
6.50% due 04/15/32
e
133,383 126,378
McGraw-Hill Education, Inc.
8.00% due 08/01/29
e
100,000 99,852
7.38% due 09/01/31
e
25,000 25,470
Sirius XM Radio LLC
5.88% due 04/15/32
e
125,000 124,171
Outfront Media Capital LLC /
Outfront Media Capital Corp.
4.25% due 01/15/29
e
100,000 96,400
7.38% due 02/15/31
e
25,000 26,068
Gen Digital, Inc.
6.25% due 04/01/33
e
75,000 72,909
AMC Networks, Inc.
10.50% due 07/15/32
e
50,000 49,346
4.25% due 02/15/29 7,000 5,897
Lamar Media Corp.
5.38% due 11/01/33
e
50,000 48,936
Total Communications 2,037,115
ENERGY - 6 .7%
Buckeye Partners, LP
3.95% due 12/01/26 175,000 173,238
6.88% due 07/01/29
e
75,000 77,192
ITT Holdings LLC
6.50% due 08/01/29
e
250,000 243,085
Venture Global Plaquemines
LNG LLC
7.75% due 05/01/35
e
125,000 140,097
6.75% due 01/15/36
e
75,000 79,437
TransMontaigne Partners LLC
8.50% due 06/15/30
e
200,000 202,188
Sunoco, LP
7.25% due 05/01/32
e
75,000 77,600
4.63% due 05/01/30
e
75,000 72,178
5.38% due 07/15/31
e
50,000 49,598
CVR Energy, Inc.
7.50% due 02/15/31
e
175,000 176,307
Venture Global Calcasieu Pass
LLC
6.25% due 01/15/30
e
150,000 153,423
Venture Global LNG, Inc.
8.13% due 06/01/28
e
75,000 76,704
7.00% due 01/15/30
e
75,000 76,579
Global Partners, LP / GLP
Finance Corp.
8.25% due 01/15/32
e
100,000 103,345
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 90.9% (continued)
ENERGY - 6.7% (continued)
7.13% due 07/01/33
e
25,000 $ 25,204
Hess Midstream Operations, LP
5.88% due 03/01/28
e
50,000 50,321
Total Energy 1,776,496
BASIC MATERIALS - 5 .4%
Alumina Pty Ltd.
6.38% due 09/15/32
e
200,000 205,447
INEOS Finance plc
6.75% due 05/15/28
e
200,000 193,287
Kaiser Aluminum Corp.
5.88% due 03/01/34
e
100,000 98,187
4.50% due 06/01/31
e
50,000 47,237
SK Invictus Intermediate II
SARL
5.00% due 10/30/29
e
125,000 121,921
WR Grace Holdings LLC
6.63% due 08/15/32
e
125,000 121,795
Carpenter Technology Corp.
5.63% due 03/01/34
e
120,000 118,895
Novelis Corp.
4.75% due 01/30/30
e
125,000 118,260
Arsenal AIC Parent LLC
8.00% due 10/01/30
e
100,000 104,117
Commercial Metals Co.
6.00% due 12/15/35
e
75,000 73,938
Minerals Technologies, Inc.
5.00% due 07/01/28
e
75,000 73,728
Perimeter Holdings LLC
6.25% due 01/15/34
e
75,000 73,556
Compass Minerals International,
Inc.
8.00% due 07/01/30
e
50,000 51,741
Illuminate Buyer LLC / Illuminate
Holdings IV, Inc.
9.00% due 07/01/28
e
22,000 22,018
Mirabela Nickel Ltd.
due 06/24/19
a,g,h
390,085 975
Total Basic Materials 1,425,102
TECHNOLOGY - 4 .4%
Capstone Borrower, Inc.
8.00% due 06/15/30
e
175,000 167,209
OAK-Eagle Acquireco, Inc.
7.25% due 07/01/33
e
150,000 155,414
Dye & Durham Ltd.
8.63% due 04/15/29
e
184,000 154,008
Fair Isaac Corp.
6.00% due 05/15/33
e
100,000 98,122
6.25% due 09/15/34
e
50,000 49,177
Cloud Software Group, Inc.
6.63% due 08/15/33
e
150,000 133,361
TeamSystem SpA
5.52% (3 Month EURIBOR +
3.50%) due 07/31/31
◊,e
EUR 100,000 110,821

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES P (HIGH YIELD SERIES)
March 31, 2026
44 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
A
A
A
FACE
AMOUNT
~
VALUE
CORPORATE BONDS - 90.9% (continued)
TECHNOLOGY - 4.4% (continued)
Amentum Holdings, Inc.
7.25% due 08/01/32
e
100,000 $ 103,481
Stripe Global Holdings, Inc.
5.46% due 03/26/33
a
100,000 98,122
Xerox Corp.
10.25% due 10/15/30
e
100,000 75,000
Total Technology 1,144,715
UTILITIES - 0 .2%
Clearway Energy Operating LLC
5.75% due 01/15/34
e
50,000 49,135
Total Corporate Bonds
(Cost $24,823,157) 23,960,701
SENIOR FLOATING RATE INTERESTS - 4 .5%
INDUSTRIAL - 1 .9%
Graftech Finance, Inc.
9.67% (3 Month Term SOFR +
6.00%, Rate Floor: 2.00%)
due 12/21/29
◊
135,903 128,344
Michael Baker International LLC
7.67% (3 Month Term SOFR +
4.00%, Rate Floor: 0.75%)
due 12/01/28
◊
96,660 96,539
Azuria Water Solutions, Inc.
6.67% (1 Month Term SOFR +
3.00%, Rate Floor: 0.75%)
due 05/17/28
◊
71,717 70,927
Engineering Research &
Consulting LLC
8.70% (3 Month Term SOFR
+ 5.00%) due 08/29/31
◊
74,063 57,769
STS Operating, Inc.
7.77% (1 Month Term SOFR
+ 4.00%) due 03/25/31
◊
49,000 48,949
Pelican Products, Inc.
8.21% (3 Month Term SOFR +
4.25%, Rate Floor: 0.50%)
due 12/29/28
◊
52,618 46,461
Mannington Mills, Inc.
8.45% (3 Month Term SOFR
+ 4.75%) due 03/25/32
◊,a
46,278 45,121
Total Industrial 494,110
CONSUMER, NON-CYCLICAL - 1 .8%
Blue Ribbon LLC
4.92% (3 Month Term SOFR +
1.00%, Rate Floor: 0.75%)
(in-kind rate was 6.00%)
due 05/08/28
◊,i
79,787 45,251
7.64% (3 Month Term SOFR +
4.00%, Rate Floor: 0.75%)
(in-kind rate was 4.00%)
due 05/08/28
◊,a,i
31,650 29,751
Healthchannels Intermediate
Holdco LLC
8.82% (1 Month Term SOFR +
4.50%, Rate Floor: 1.00%)
due 04/03/27
◊,a
187,386 74,955
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 4.5% (continued)
CONSUMER, NON-CYCLICAL - 1.8% (continued)
Ingenovis Health, Inc.
8.18% (3 Month Term SOFR +
4.25%, Rate Floor: 0.75%)
due 03/06/28
◊
242,648 $ 66,323
Secretariat Advisors LLC
7.70% (3 Month Term SOFR
+ 4.00%) due 02/28/32
◊
66,266 64,941
Women's Care Holdings, Inc.
8.27% (3 Month Term SOFR +
4.50%, Rate Floor: 1.75%)
due 01/15/28
◊
60,943 56,981
Weight Watchers International
Holdings Ltd.
10.51% (3 Month Term SOFR
+ 6.80%, Rate Floor:
0.50%) due 06/24/30
◊
71,840 51,437
Transnetwork LLC
8.45% (3 Month Term SOFR +
4.75%, Rate Floor: 0.50%)
due 12/30/30
◊,a
49,244 44,320
Midwest Physician
Administrative Services
6.96% (3 Month Term SOFR +
3.00%, Rate Floor: 1.75%)
due 03/12/28
◊
45,896 38,978
Balrog Acquisition, Inc.
8.28% (1 Month Term SOFR +
4.50%, Rate Floor: 0.75%)
due 09/05/28
◊
9,959 6,988
Total Consumer, Non-cyclical 479,925
TECHNOLOGY - 0 .4%
Modena Buyer LLC
7.92% (3 Month Term SOFR
+ 4.25%) due 07/01/31
◊
74,063 66,265
Planview Parent, Inc.
7.20% (3 Month Term SOFR
+ 3.50%) due 12/17/27
◊
54,040 39,889
Total Technology 106,154
CONSUMER, CYCLICAL - 0 .3%
SGH2 LLC
8.20% (3 Month Term SOFR
+ 4.50%) due 07/19/32
◊
49,750 48,817
Asphalt Atd Holdco LLC
10.70% (3 Month Term SOFR
+ 6.67%) (in-kind rate was
4.00%) due 02/28/30
◊,a,i
34,376 27,501
Total Consumer, Cyclical 76,318
COMMUNICATIONS - 0 .1%
Xplore, Inc.
6.00% (1 Month Term SOFR
+ 1.61%) due 10/24/31
◊
29,232 18,453

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES P (HIGH YIELD SERIES)
March 31, 2026
| 45
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
See Sector Classification in Other Information section.
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 4.5% (continued)
COMMUNICATIONS - 0.1% (continued)
5.28% (1 Month Term SOFR
+ 1.50%) (in-kind rate was
3.50%) due 10/23/29
◊,i
8,526 $ 7,705
A
A
A
FACE
AMOUNT
~
VALUE
SENIOR FLOATING RATE INTERESTS - 4.5% (continued)
COMMUNICATIONS - 0.1% (continued)
Total Communications $ 26,158
Total Senior Floating Rate Interests
(Cost $1,563,875) 1,182,665
Total Investments - 99.0%
(Cost $28,146,144) $ 26,099,579
Other Assets & Liabilities, net - 1.0% 271,160
Total Net Assets - 100.0% $ 26,370,739
*
Non-income producing security.
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
◊
Variable rate security. Rate indicated is the rate effective at March 31, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a
Value determined based on Level 3 inputs — See Note 3 .
b
Affiliated issuer.
c
A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
d
Rate indicated is the 7-day yield as of March 31, 2026.
e
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the
Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $21,947,321 (cost $22,445,479), or 83.2% of total net assets.
f
Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
g
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $975 (cost
$353,909), or less than 0.1% of total net assets - See Note 5 .
h
Security is in default of interest and/or principal obligations.
i
Payment-in-kind security.
CAD — Canadian Dollar
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
LLC — Limited Liability Company
plc — Public Limited Company
SARL  — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
Forward Foreign Currency Exchange Contracts
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Appreciation
JPMorgan Chase Bank, N.A. EUR Sell 1,624,000 1,881,745 USD 04/14/26 $ 3,600
Bank of America, N.A. GBP Sell 155,000 207,836 USD 04/14/26 2,716
Barclays Bank plc CAD Sell 78,000 57,514 USD 04/14/26 1,400
$ 7,716
CAD — Canadian Dollar
EUR — Euro
GBP — British Pound
plc — Public Limited Company

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES P (HIGH YIELD SERIES)
March 31, 2026
46 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Significant changes in a quote, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.
The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 19,318 $ 54,584 $ 19,443 $ 93,345
Preferred Stocks 47,200 344,997 2 392,199
Rights — — 2 2
Money Market Funds 470,667 — — 470,667
Corporate Bonds — 23,861,604 99,097 23,960,701
Senior Floating Rate Interests — 961,017 221,648 1,182,665
Forward Foreign Currency Exchange Contracts
a
— 7,716 — 7,716
Total Assets $ 537,185 $ 25,229,918 $ 340,192 $ 26,107,295
– – – –
Investments in Securities (Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Unfunded Loan Commitments ( Note 4 )
a
$ — $ — $ 4,443 $ 4,443
a
Reported as unrealized appreciation/depreciation at period end.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
March 31, 2026 Valuation Technique Unobservable Inputs Input Range
Weighted
Average
a
Assets:
Common Stocks $ 16,613 Model Price Purchase Price — —
Common Stocks 1,569 Model Price Liquidation Value — —
Common Stocks 731 Third Party Pricing Broker Quote — —
Common Stocks 530 Enterprise Value Valuation Multiple 1.4x-4.0x 2.5x
Corporate Bonds 98,122
Option adjusted spread off prior
month end broker quote Broker Quote — —
Corporate Bonds 975 Third Party Pricing Broker Quote — —
Preferred Stocks 2 Model Price Liquidation Value — —
Rights 2 Model Price Liquidation Value — —
Senior Floating Rate Interests 194,147 Third Party Pricing Broker Quote — —
Senior Floating Rate Interests 27,501 Model Price Purchase Price — —
Total Assets $ 340,192
Liabilities:
Unfunded Loan Commitments $ 4,443 Model Price Purchase Price — —
a
Inputs are weighted by the fair value of the instruments.

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES P (HIGH YIELD SERIES)
March 31, 2026
| 47
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2026, the Fund had securities with a total value of
$45,121 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of
$64,757 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2026:
Beginning
Balance
Purchases/
(Receipts)
(Sales,
maturities and
paydowns)/
Fundings
Amortization
of premiums/
discounts
Total realized
gains (losses)
included in
earnings
Assets
Corporate Bonds $ 975 $ 100,000 $ — $ — $ —
Senior Floating Rate Interests 329,280 1,202 (28,278) 346 (10,369)
Common Stocks 114,584 3,079 (87,578) — 1,452
Preferred Stocks 45 — (10,654) — 10,653
Rights 2 — — — —
Unfunded Loan Commitments 1,176 — — — —
Total Assets $ 446,062 $ 104,281 $ (126,510) $ 346 $ 1,736
Liabilities
Unfunded Loan Commitments $ — $ — $ — $ — $ —
Total change
in unrealized
appreciation
(depreciation)
included in
earnings
Transfers into
Level 3
Transfers out of
Level 3 Ending Balance
Net change
in unrealized
appreciation
(depreciation) for
investments in
Level 3 securities
still held at March
31, 2026
Assets
Corporate Bonds $ (1,878) $ — $ — $ 99,097 $ (1,878)
Senior Floating Rate Interests (50,897) 45,121 (64,757) 221,648 (61,609)
Common Stocks (12,094) — — 19,443 (2,396)
Preferred Stocks (42) — — 2 —
Rights — — — 2 —
Unfunded Loan Commitments (1,176) — — — —
Total Assets $ (66,087) $ 45,121 $ (64,757) $ 340,192 $ (65,883)
Liabilities
Unfunded Loan Commitments $ (4,443) $ — $ — $ (4,443) $ —

SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
SERIES P (HIGH YIELD SERIES)
March 31, 2026
48 |
SEE NOTES TO THE SCHEDULE OF INVESTMENTS
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).
Transactions during the period ended March 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
12/31/25 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
03/31/26
Shares
03/31/26
Investment
Income
Common Stocks
BP Holdco LLC* $ 428 $ — $ — $ — $ (114) $ 314 523 $ —
* Non-income producing security.

THE GUGGENHEIM FUNDS | 49
March 31, 2026
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited)
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited)
Note 1 ‒ Organization and Significant Accounting Policies
Organization
Guggenheim Variable Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and
Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company. The Trust consists of multiple series. Each series represents a separate fund (each, a “Fund” and collectively, the “Funds”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately. At March 31, 2026, the Trust consisted of three Funds. The Trust offers shares of the
Funds to insurance companies for their variable annuity and variable life insurance contracts.
This report covers the following Funds:
For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.
Significant Accounting Policies
The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial
Services – Investment Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S.
GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
(a) Valuation of Investments
The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’
investments (the “Fund Valuation Procedures”).
Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Guggenheim Partners Investment Management, LLC
(the "Adviser") as the valuation designee to perform fair valuation determinations for each Fund with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the
“Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets. The
Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.
Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the
Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation
Fund Name Diversification Status
Series E (Total Return Bond Series) Diversified
Series F (Floating Rate Strategies Series) Diversified
Series P (High Yield Series) Diversified

50 | THE GUGGENHEIM FUNDS
March 31, 2026
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.
If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.
In general, portfolio securities and assets of a Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security.
Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.
Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts (“ADR”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities.
In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by an independent third-party pricing service in valuing foreign securities.
Open-end investment companies are valued at their net asset value ("NAV") as of the close of business, on the valuation date. Exchange-traded funds and listed closed-end investment companies are generally valued at the last quoted sale price.
Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued using a price provided by a pricing service.
U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.
Note 1 ‒ Organization and Significant Accounting Policies (continued)

THE GUGGENHEIM FUNDS | 51
March 31, 2026
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.
CLOs, CDOs, MBS, ABS, and other structured finance securities are generally valued using an independent third-party pricing service.
Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.
Typically, loans are valued using information provided by independent third-party pricing services that use broker quotes, among other inputs. If the independent third-party pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser. Funds that invest in loans or asset-backed securities as part of their investment strategies may have a significant amount of these instruments that are fair valued by the Adviser.
Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.
Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.
Interest rate swap agreements entered into by a Fund are valued on the basis of the last sale price on the primary exchange on which the swap is traded. Other swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.
A Fund may also fair value securities and assets when a significant event is deemed to have occurred after the time of a market quotation including for securities and assets traded on foreign markets and securities and assets for which market quotations are provided by independent third-party pricing services as of a time that is prior to the time when the
Funds determine their NAV. There can be no assurance in each case that significant events will be identified.
Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services pursuant to the processes set forth in the Valuation Designee Procedures. Valuations provided by the independent third-party pricing services are generally based on methods designed to approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset. When providing valuations to the Funds, independent third-party pricing services use various inputs, methods, models and assumptions, which may include information provided by broker-dealers and other market makers. Independent third-party pricing services face the same challenges as the Funds in valuing securities and assets and may rely on limited available information. If the independent third-party pricing service cannot or does not provide a valuation for a particular investment, or such valuation is deemed unreliable, such investment is fair valued by the Adviser. A Fund may also use third-party service providers to model certain securities to determine fair market value. While a Fund’s use of fair valuation is intended to result in calculation of NAV that fairly reflects values of the Fund’s portfolio securities as of the time of pricing, a Fund cannot guarantee that any fair valuation will, in fact, approximate the amount the Fund would actually realize upon the sale of the securities in question.
Note 1 ‒ Organization and Significant Accounting Policies (continued)

52 | THE GUGGENHEIM FUNDS
March 31, 2026
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Quotes from broker-dealers (i.e., prices provided by a broker-dealer or other market participant, which may or may not be committed to trade at that price), adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value a Fund’s assets. Quotes from broker-dealers and vendor prices based on broker quotes can vary in terms of depth (e.g., provided by a single broker-dealer) and frequency (e.g., provided on a daily, weekly, or monthly basis, or any other regular or irregular interval). Although quotes from broker-dealers and vendor prices based on broker quotes are typically received from established market participants, a Fund may not have the transparency to view the underlying inputs which support such quotes. Significant changes in a quote from a broker-dealer would generally result in significant changes in the fair value of the security.
The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A
SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions.
Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Funds invest will complete an acquisition or that any acquisitions that are completed will be profitable.
Note 2 ‒ Financial Instruments and Derivatives
As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments.
These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.
Derivatives
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management
(hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The Funds utilized derivatives for the following purposes:
Duration: the use of an instrument to manage the interest rate risk of a portfolio.
Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.
Note 1 ‒ Organization and Significant Accounting Policies (continued)

THE GUGGENHEIM FUNDS | 53
March 31, 2026
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.
Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.
Speculation: the use of an instrument to express macro-economic and other investment views.
If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.
Options Purchased and Written
A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.
jn
The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.
Futures Contracts
A futures contract is an agreement to purchase (long) or sell (short) an agreed upon amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract;
(iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Funds' Schedule of Investments.
Swap Agreements
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value.
Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.
Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually
Note 2 ‒ Financial Instruments and Derivatives (continued)

54 | THE GUGGENHEIM FUNDS
March 31, 2026
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.
Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-
cleared, but central clearing does not make interest rate swap transactions risk free.
Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or
“buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities.
The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.
The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.
The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.
In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at
Note 2 ‒ Financial Instruments and Derivatives (continued)

THE GUGGENHEIM FUNDS | 55
March 31, 2026
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.
The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.
Foreign Investments
There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the
U.S. dollar.
The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.
Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.
Reverse Repurchase Agreements
Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the
Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.
Note 3 ‒ Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.
Note 2 ‒ Financial Instruments and Derivatives (continued)

56 | THE GUGGENHEIM FUNDS
March 31, 2026
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level
1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”
Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements.
The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
Independent third-party pricing services are used to value a majority of the Funds’ investments. When values are not available from an independent third-party pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.
Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the
Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.
Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.
Certain loans and other securities are valued using a single daily broker quote or a price from an independent third-party pricing service based on a single daily or monthly broker quote.
The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.
Note 4 ‒ Unfunded Loan Commitments
Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of March 31, 2026.
The Funds are obligated to fund these loan commitments at the borrower’s discretion.
The unfunded loan commitments as of March 31, 2026, were as follows:
Ook
Note 3 ‒ Fair Value Measurement (continued)

THE GUGGENHEIM FUNDS | 57
March 31, 2026
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (continued)
Note 5 ‒ Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the Board:
Fund Borrower
Maturity
Date
Face
Amount
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Series E (Total
Return Bond
Series)
Datix Bidco, Ltd. 10/30/30 $ 18,050 $ 15,855 $ 16,394 $ 539
Datix Bidco, Ltd. 04/30/31 22,000 22,000 21,521 (479)
Higginbotham Insurance
Agency, Inc. 05/01/31 34,695 34,613 34,608 (5)
Liquid Tech Solutions
Holdings LLC 10/03/32 9,288 9,244 9,270 26
MB2 Dental Solutions LLC 02/13/31 9,600 8,477 8,766 289
Vacation Rental Brands
Holdings 05/06/32 29,488 29,220 29,213 (7)
$ 363
Series F (Floating
Rate Strategies
Series)
Citrin Cooperman Advisors
LLC 04/01/32 4,545 4,502 4,358 (144)
Graftech Finance, Inc. 12/21/29 16,254 16,254 15,350 (904)
Liquid Tech Solutions
Holdings LLC 10/03/32 19,040 18,951 19,005 54
Salas Obrien, Inc. 01/31/33 5,143 5,113 5,130 17
Secretariat Advisors LLC 02/21/32 16,627 16,550 16,295 (255)
US Fertility Enterprises LLC 12/10/32 13,158 13,094 13,109 15
$ (1,217)
Series P (High
Yield Series)
Graftech Finance, Inc. 12/21/29 77,659 77,659 73,340 (4,319)
Secretariat Advisors LLC 02/21/32 8,065 8,027 7,903 (124)
$ (4,443)
Fund Restricted Securities Acquisition Date Cost Value
Series E (Total Return Bond Series)
Copper River CLO Ltd.
2006-1A INC due 01/20/21
a
05/09/14 $ — $ 60
Nassau LLC
2019-1, 3.98% due 08/15/34 08/16/19 57,274 52,998
$ 57,274 $ 53,058
Series P (High Yield Series)
Mirabela Nickel Ltd.
due 06/24/19
b
12/31/13 $ 353,909 $ 975
a
Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
b
Security is in default of interest and/or principal obligations.
Note 4 ‒ Unfunded Loan Commitments  (continued)

58 | THE GUGGENHEIM FUNDS
March 31, 2026
NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited) (concluded)
Note 6 ‒ Market Risks
The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the
Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

THE GUGGENHEIM STRATEGY FUNDS | 59
OTHER INFORMATION
OTHER INFORMATION
Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the
Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global
Industry Classification Standards and Barclays Global Classification Scheme.